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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Dividend Income Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.3%
CONSUMER DISCRETIONARY 8.7%
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp. (a)	1,146,200	$102,573,438
Leisure Equipment & Products 0.6%
Mattel, Inc. (a)	1,201,925	42,235,645
Media 2.2%
McGraw-Hill Companies, Inc. (The)	793,125	40,608,000
Meredith Corp. (a)	1,011,000	32,918,160
Time Warner, Inc. (a)	1,790,925	74,412,934
Total		147,939,094
Multiline Retail 1.1%
Macy’s, Inc.	818,700	33,001,797
Nordstrom, Inc. (a)	716,775	41,451,098
Total		74,452,895
Specialty Retail 3.2%
Home Depot, Inc. (The) (a)	2,164,550	122,838,212
Limited Brands, Inc. (a)	844,300	41,032,980
TJX Companies, Inc.	1,005,300	46,032,687
Total		209,903,879
TOTAL CONSUMER DISCRETIONARY		577,104,951
CONSUMER STAPLES 11.9%
Beverages 2.1%
Coca-Cola Co. (The) (a)	1,627,150	60,855,410
Diageo PLC, ADR (a)	724,550	79,135,351
Total		139,990,761
Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc. (a)	889,882	64,605,433
Food Products 1.9%
General Mills, Inc.	1,008,050	39,646,607
HJ Heinz Co. (a)	1,483,900	82,682,908
Total		122,329,515
Household Products 2.3%
Kimberly-Clark Corp. (a)	782,875	65,448,350
Procter & Gamble Co. (The)	1,325,275	89,045,227
Total		154,493,577
Tobacco 4.6%
Altria Group, Inc.	2,486,800	84,451,728

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	2,430,700	$217,061,510
Total		301,513,238
TOTAL CONSUMER STAPLES		782,932,524
ENERGY 10.5%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	532,425	38,536,922
Oil, Gas & Consumable Fuels 9.9%
Chevron Corp. (a)	1,230,814	138,048,098
ConocoPhillips	900,550	51,142,235
Exxon Mobil Corp. (a)	2,089,825	182,441,722
Kinder Morgan, Inc.	1,969,825	70,460,640
Occidental Petroleum Corp.	820,750	69,771,958
Penn West Petroleum Ltd.	1,048,950	14,895,090
Phillips 66	398,137	16,721,754
Royal Dutch Shell PLC, ADR (a)	1,611,825	112,779,395
Total		656,260,892
TOTAL ENERGY		694,797,814
FINANCIALS 13.3%
Capital Markets 2.1%
BlackRock, Inc.	380,700	67,144,059
Northern Trust Corp. (a)	895,475	41,585,859
T Rowe Price Group, Inc. (a)	527,375	32,401,920
Total		141,131,838
Commercial Banks 3.3%
PNC Financial Services Group, Inc.	886,250	55,089,300
U.S. Bancorp	2,059,800	68,817,918
Wells Fargo & Co.	2,722,175	92,635,615
Total		216,542,833
Consumer Finance 1.1%
American Express Co. (a)	1,202,475	70,104,293
Diversified Financial Services 2.4%
CME Group, Inc. (a)	818,675	44,945,258
JPMorgan Chase & Co. (a)	2,947,375	109,465,507
Total		154,410,765
Insurance 2.7%
Arthur J Gallagher & Co. (a)	1,345,900	48,075,548
Chubb Corp. (The)	595,000	43,964,550
MetLife, Inc. (a)	801,925	27,369,700

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Progressive Corp. (The) (a)	1,005,250	$19,632,532
RenaissanceRe Holdings Ltd. (a)	200,575	15,494,419
Unum Group	1,331,225	25,972,200
Total		180,508,949
Real Estate Investment Trusts (REITs) 1.3%
Digital Realty Trust, Inc. (a)	583,350	43,465,408
Public Storage	290,650	42,307,014
Total		85,772,422
Thrifts & Mortgage Finance 0.4%
People’s United Financial, Inc. (a)	2,333,350	27,930,200
TOTAL FINANCIALS		876,401,300
HEALTH CARE 13.6%
Biotechnology 1.2%
Amgen, Inc.	895,475	75,148,262
Pharmaceuticals 12.4%
Abbott Laboratories (a)	1,842,175	120,736,150
Bristol-Myers Squibb Co. (a)	4,482,450	147,965,674
GlaxoSmithKline PLC, ADR	2,742,675	124,764,286
Johnson & Johnson (a)	1,586,225	106,959,152
Merck & Co., Inc.	3,602,350	155,081,167
Pfizer, Inc.	6,938,600	165,554,996
Total		821,061,425
TOTAL HEALTH CARE		896,209,687
INDUSTRIALS 7.7%
Aerospace & Defense 3.9%
Boeing Co. (The) (a)	401,675	28,679,595
Honeywell International, Inc.	1,384,225	80,907,951
Raytheon Co.	997,561	56,382,148
United Technologies Corp.	1,156,425	92,340,536
Total		258,310,230
Commercial Services & Supplies 0.6%
Waste Management, Inc. (a)	1,163,075	40,219,134
Electrical Equipment 0.5%
Emerson Electric Co.	654,450	33,193,704
Machinery 2.1%
Deere & Co. (a)	389,900	29,285,389

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Dover Corp.	745,025	$43,069,895
Illinois Tool Works, Inc. (a)	487,700	28,915,733
Parker Hannifin Corp. (a)	515,600	41,237,688
Total		142,508,705
Road & Rail 0.6%
Norfolk Southern Corp.	522,450	37,856,727
TOTAL INDUSTRIALS		512,088,500
INFORMATION TECHNOLOGY 12.5%
Computers & Peripherals 1.2%
Apple, Inc.	115,550	76,868,482
IT Services 5.1%
Accenture PLC, Class A	1,514,625	93,300,900
Automatic Data Processing, Inc.	1,059,475	61,534,308
International Business Machines Corp.	935,725	182,326,016
Total		337,161,224
Office Electronics 0.3%
Canon, Inc., ADR (a)	665,575	22,156,992
Semiconductors & Semiconductor Equipment 3.1%
Intel Corp. (a)	6,541,650	162,429,170
Texas Instruments, Inc. (a)	1,394,300	40,490,472
Total		202,919,642
Software 2.8%
Microsoft Corp.	6,058,450	186,721,429
TOTAL INFORMATION TECHNOLOGY		825,827,769
MATERIALS 5.1%
Chemicals 3.7%
EI du Pont de Nemours & Co. (a)	1,412,275	70,260,681
RPM International, Inc.	1,197,225	32,815,937
Sherwin-Williams Co. (The) (a)	1,000,850	143,201,618
Total		246,278,236
Containers & Packaging 0.5%
Sonoco Products Co.	982,450	30,053,146
Metals & Mining 0.9%
BHP Billiton Ltd., ADR (a)	361,075	23,758,735

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Nucor Corp. (a)	950,725	$35,794,796
Total		59,553,531
TOTAL MATERIALS		335,884,913
TELECOMMUNICATION SERVICES 6.2%
Diversified Telecommunication Services 6.2%
AT&T, Inc. (a)	5,116,925	187,484,132
Verizon Communications, Inc.	4,937,850	212,031,279
Windstream Corp. (a)	989,950	9,770,807
Total		409,286,218
TOTAL TELECOMMUNICATION SERVICES		409,286,218
UTILITIES 4.8%
Electric Utilities 2.1%
American Electric Power Co., Inc.	1,059,200	45,535,008
NextEra Energy, Inc.	450,300	30,309,693
Northeast Utilities (a)	899,550	33,886,048
Westar Energy, Inc. (a)	1,095,900	31,912,608
Total		141,643,357
Gas Utilities 0.5%
National Fuel Gas Co. (a)	593,600	29,620,640
Multi-Utilities 2.2%
CMS Energy Corp. (a)	1,371,325	31,636,468
Dominion Resources, Inc.	605,850	31,795,008
Sempra Energy	719,025	47,599,455
Wisconsin Energy Corp. (a)	866,350	32,886,646
Total		143,917,577
TOTAL UTILITIES		315,181,574
Total Common Stocks (Cost: $5,199,372,640)		$6,225,715,250

Convertible Preferred Stocks 0.4%
FINANCIALS 0.4%
Commercial Banks 0.4%
Fifth Third Bancorp, 8.500%	200,000	28,475,000
TOTAL FINANCIALS		28,475,000
Total Convertible Preferred Stocks (Cost: $29,493,011)		$28,475,000

	Shares	Value

Exchange-Traded Funds 1.6%
SPDR S&P 500 ETF Trust (a)	752,000	$106,212,480
Total Exchange-Traded Funds (Cost: $103,842,443)		$106,212,480

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.164% (b)(c)	194,966,980	$194,966,980
Total Money Market Funds (Cost: $194,966,980)		$194,966,980

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.8%
Asset-Backed Commercial Paper 4.1%
Antalis SA
09/06/12	0.270%	49,997,375	$49,997,375
Atlantis One
09/10/12	0.592%	5,982,300	5,982,300
10/11/12	0.541%	4,986,275	4,986,275
12/03/12	0.350%	9,987,944	9,987,944
Barton Capital Corporation
09/04/12	0.200%	14,999,333	14,999,333
Cancara Asset Securitisation LLC
09/04/12	0.250%	14,996,458	14,996,458
09/12/12	0.230%	9,997,828	9,997,828
09/14/12	0.230%	9,997,764	9,997,764
Kells Funding LLC
10/12/12	0.612%	9,969,161	9,969,161
10/17/12	0.451%	14,979,938	14,979,938
10/19/12	0.300%	4,997,500	4,997,500
10/30/12	0.360%	9,990,900	9,990,900
11/01/12	0.360%	4,995,400	4,995,400
11/26/12	0.330%	9,991,750	9,991,750
Manhattan Asset Funding Co. LLC
09/20/12	0.210%	4,999,183	4,999,183
Royal Park Investments Funding Corp.
09/13/12	0.650%	9,994,583	9,994,583
09/18/12	0.650%	14,991,063	14,991,063
09/25/12	0.650%	2,998,267	2,998,267
Salisbury Receivables Co. LLC
11/15/12	0.310%	9,992,508	9,992,508
11/16/12	0.310%	9,992,422	9,992,422
Sheffield Receivable Corp.
10/09/12	0.320%	9,992,711	9,992,711
10/19/12	0.310%	19,985,017	19,985,017
10/23/12	0.310%	4,996,125	4,996,125

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Surrey Funding Corp.
10/03/12	0.290%	$9,995,006	$9,995,006
Total			273,806,811
Certificates of Deposit 9.1%
ABM AMRO Bank N.V.
09/21/12	0.560%	9,985,709	9,985,709
11/08/12	0.490%	24,968,734	24,968,734
Australia and New Zealand Banking Group Ltd.
11/16/12	0.620%	23,000,000	23,000,000
Barclays Bank PLC
10/26/12	0.310%	30,000,000	30,000,000
Credit Suisse
11/08/12	0.403%	15,000,000	15,000,000
DZ Bank AG
10/17/12	0.420%	10,000,000	10,000,000
10/29/12	0.380%	18,000,000	18,000,000
11/23/12	0.360%	19,981,617	19,981,617
Deutsche Bank AG
10/09/12	0.750%	10,000,000	10,000,000
11/02/12	0.736%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
09/20/12	0.250%	15,000,000	15,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
DnB NOR
09/04/12	0.150%	25,000,000	25,000,000
Hong Kong Shanghai Bank Corp., Ltd.
09/04/12	0.250%	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	25,000,000	25,000,000
10/12/12	0.530%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
10/25/12	0.340%	25,000,000	25,000,000
N.V. Bank Nederlandse Gemeenten
09/04/12	0.265%	17,000,000	17,000,000
10/04/12	0.240%	20,000,000	20,000,000
National Australia Bank
10/29/12	0.291%	9,999,777	9,999,777
National Bank of Canada
11/09/12	0.301%	10,000,000	10,000,000
Natixis
09/06/12	0.210%	15,000,000	15,000,000
Norinchukin Bank
10/31/12	0.560%	10,000,000	10,000,000
11/01/12	0.400%	10,000,000	10,000,000
11/09/12	0.520%	10,000,000	10,000,000
11/21/12	0.370%	5,000,000	5,000,000
11/21/12	0.370%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Pohjola Bank PLC
09/21/12	0.280%	$20,000,000	$20,000,000
Rabobank
09/17/12	0.310%	20,042,015	20,042,015
10/26/12	0.515%	10,000,000	10,000,000
Royal Bank of Canada
09/04/12	0.125%	25,000,000	25,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	30,000,000	30,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	10,964,886	10,964,886
Sumitomo Mitsui Banking Corp.
09/05/12	0.350%	9,000,000	9,000,000
09/05/12	0.350%	1,000,000	1,000,000
10/11/12	0.500%	8,007,210	8,007,210
10/11/12	0.500%	10,000,000	10,000,000
10/24/12	0.330%	5,000,000	5,000,000
11/02/12	0.485%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.486%	12,000,000	12,000,000
Svenska Handelsbanken
09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland
10/23/12	0.330%	25,000,000	25,000,000
Total			598,949,948
Commercial Paper 2.2%
Caisse d’Amortissement de la Dette Sociale
09/19/12	0.300%	9,992,250	9,992,250
Caisse des Depots
10/05/12	0.562%	2,991,460	2,991,460
10/15/12	0.400%	9,989,555	9,989,555
11/28/12	0.300%	6,994,750	6,994,750
Credit Suisse
09/10/12	0.340%	14,987,250	14,987,250
DnB NOR
10/10/12	0.511%	9,974,075	9,974,075
HSBC, Inc.
11/16/12	0.310%	14,988,116	14,988,116
Macquarie Bank Ltd.
10/30/12	0.611%	14,976,617	14,976,617
Mitsubishi UFJ Trust and Banking Corp.
09/04/12	0.441%	9,984,967	9,984,967
PB Capital Corp.
09/06/12	0.761%	3,994,764	3,994,764
09/10/12	0.751%	4,993,646	4,993,646
10/29/12	0.701%	4,994,167	4,994,167

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Societe Generale
09/06/12	0.230%	$9,999,553	$9,999,553
Suncorp Metway Ltd.
09/25/12	0.450%	9,992,000	9,992,000
10/09/12	0.450%	4,996,125	4,996,125
10/16/12	0.450%	9,992,125	9,992,125
Total			143,841,420

Other Short-Term Obligations 0.2%
General Electric Capital Corp.
11/01/12	0.290%	10,007,262	10,007,262

Repurchase Agreements 3.2%
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $14,000,311 (d)
	0.200%	14,000,000	14,000,000
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $6,000,140 (d)
	0.210%	6,000,000	6,000,000
Credit Suisse Securities (USA) LLC (d)
dated 08/28/12, matures 09/04/12,
repurchase price $25,000,389
	0.140%	25,000,000	25,000,000
dated 08/31/12, matures 09/04/12,
repurchase price $5,481,194
	0.150%	5,481,103	5,481,103

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
	Repurchase Agreements (continued)
	Deutsche Bank AG dated 8/27/12, matures 09/04/12, repurchase price $25,000,417 (d)
	0.150%	$25,000,000	$25,000,000
	Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $52,001,387 (d)
	0.240%	52,000,000	52,000,000
	Natixis Financial Products, Inc. (d)
	dated 08/31/12, matures 09/04/12,
	repurchase price $35,000,933
	0.240%	35,000,000	35,000,000
repurchase price $7,000,171
	0.220%	7,000,000	7,000,000
	RBS Securities, Inc. dated 8/31/12, matures 09/04/12, repurchase price $25,000,556 (d)
	0.200%	25,000,000	25,000,000
	Societe Generale dated 08/31/12, matures 09/04/12, repurchase price $10,000,222 (d)
	0.200%	10,000,000	10,000,000
	UBS Securities LLC dated 08/31/12, matures 09/04/12, repurchase price $10,000,222 (d)
	0.200%	10,000,000	10,000,000
Total			214,481,103

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,241,086,544)			$1,241,086,544

Total Investments (Cost: $6,768,761,618) (e)			$7,796,456,254(f)
Other Assets & Liabilities, Net			(1,193,567,942)
Net Assets			$6,602,888,312

Notes to Portfolio of Investments

(a)	At August 31, 2012, security was partially or fully on loan.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	201,123,460	422,866,435	(429,022,915)	194,966,980	83,950	194,966,980

(d)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.200%)

Security Description	Value ($)
Fannie Mae REMICS	6,245,943
Fannie Mae-Aces	1,646,084
Freddie Mac REMICS	5,038,105
Government National Mortgage Association	1,349,868
Total Market Value of Collateral Securities	14,280,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	1,962,508
Fannie Mae-Aces	673,454
Freddie Mac REMICS	2,615,866
Government National Mortgage Association	868,172
Total Market Value of Collateral Securities	6,120,000

Credit Suisse Securities (USA) LLC (0.140%)

Security Description	Value ($)
United States Treasury Bill	531,677
United States Treasury Inflation Indexed Bonds	1,136,446
United States Treasury Note/Bond	23,832,269
Total Market Value of Collateral Securities	25,500,392

Credit Suisse Securities (USA) LLC (0.150%)

Security Description	Value ($)
United States Treasury Note/Bond	5,590,729
Total Market Value of Collateral Securities	5,590,729

Deutsche Bank AG (0.150%)

Security Description	Value ($)
United States Treasury Note/Bond	246,373
United States Treasury Strip Coupon	20,013,291
United States Treasury Strip Principal	5,364,384
Total Market Value of Collateral Securities	25,624,048

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value ($)
Freddie Mac REMICS	1,220,977
Ginnie Mae I Pool	42,942,951
Ginnie Mae II Pool	1,186,852
Government National Mortgage Association	7,689,220
Total Market Value of Collateral Securities	53,040,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	4,206,031
Fannie Mae REMICS	10,951,541
Freddie Mac Non Gold Pool	1,192,618
Freddie Mac Reference REMIC	295
Freddie Mac REMICS	6,350,594
Ginnie Mae I Pool	33,247
Ginnie Mae II Pool	382,935
Government National Mortgage Association	12,583,691
Total Market Value of Collateral Securities	35,700,952

Natixis Financial Products, Inc. (0.220%)

Security Description	Value ($)
United States Treasury Bill	616,609
United States Treasury Note/Bond	6,523,566
Total Market Value of Collateral Securities	7,140,175

RBS Securities, Inc. (0.200%)

Security Description	Value ($)
Freddie Mac Gold Pool	25,500,204
Total Market Value of Collateral Securities	25,500,204

Societe Generale (0.200%)

Security Description	Value ($)
Ginnie Mae II Pool	10,200,000
Total Market Value of Collateral Securities	10,200,000

UBS Securities LLC (0.200%)

Security Description	Value ($)
Ginnie Mae I Pool	2,153,908
Ginnie Mae II Pool	8,046,092
Total Market Value of Collateral Securities	10,200,000

(e)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $6,768,762,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,074,854,000
Unrealized Depreciation	(47,160,000)
Net Unrealized Appreciation	$1,027,694,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(s)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	577,104,951	—	—	577,104,951
Consumer Staples	782,932,524	—	—	782,932,524
Energy	694,797,814	—	—	694,797,814
Financials	876,401,300	—	—	876,401,300
Health Care	896,209,687	—	—	896,209,687
Industrials	512,088,500	—	—	512,088,500
Information Technology	825,827,769	—	—	825,827,769
Materials	335,884,913	—	—	335,884,913
Telecommunication Services	409,286,218	—	—	409,286,218
Utilities	315,181,574	—	—	315,181,574
Convertible Preferred Stocks
Financials	28,475,000	—	—	28,475,000
Exchange-Traded Funds	106,212,480	—	—	106,212,480
Total Equity Securities	6,360,402,730	—	—	6,360,402,730

Other
Money Market Funds	194,966,980	—	—	194,966,980
Investments of Cash Collateral Received for Securities on Loan	—	1,241,086,544	—	1,241,086,544
Total Other	194,966,980	1,241,086,544	—	1,436,053,524
Total	6,555,369,710	1,241,086,544	—	7,796,456,254

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia High Yield Municipal Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 88.5%
ALABAMA 0.3%
Camden Industrial Development Board Prerefunded 12/01/13 Revenue Bonds Weyerhaeuser Co. Series 2003B AMT (a)
12/01/24	6.375%	$275,000	$296,068
Courtland Industrial Development Board (a)
Refunding Revenue Bonds
International Paper Co. Projects
Series 2003B AMT
08/01/25	6.250%	2,000,000	2,082,020
Series 2005A AMT
06/01/25	5.200%	1,000,000	1,033,000
Total			3,411,088
ALASKA 0.6%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 (b)
10/01/41	7.750%	5,000,000	5,474,400
ARIZONA 1.4%
Arizona Health Facilities Authority Refunding Revenue Bonds Phoenix Memorial Hospital Series 1991 (c)(d)
06/01/12	8.125%	1,803,743	18
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,324,212
Pima County Industrial Development Authority Revenue Bonds American Charter Schools Foundation Series 2007A
07/01/38	5.625%	3,840,000	3,618,202
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	2,049,200
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,647,035
Total			13,638,667

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARKANSAS 0.1%
City of Camden Refunding Revenue Bonds International Paper Co. Project Series 2004A AMT (a)
11/01/18	5.000%	$250,000	$265,928
City of Fort Smith Refunding Revenue Bonds Sales & Use Tax Series 2012
05/01/26	3.600%	955,000	999,474
Total			1,265,402
CALIFORNIA 12.1%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(e)
07/01/18	6.000%	2,000,000	1,964,860
Cabazon Band Mission Indians (b)(c)(d)
Revenue Bonds
Series 2004
10/01/19	8.750%	2,785,000	1,643,707
Series 2010
10/01/20	8.375%	1,420,000	852,000
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Series 2004
06/01/12	13.000%	405,000	243,000
10/01/15	8.375%	560,000	336,711
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	5,000,000	4,829,950
Series 2008K AMT
08/01/33	5.550%	2,545,000	2,648,734
California Infrastructure & Economic Development Bank Revenue Bonds Broad Museum Project Series 2011A
06/01/21	5.000%	5,000,000	6,282,000
California Municipal Finance Authority (a)(c)(e)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15	3.950%	1,415,000	1,415,877
12/01/32	7.500%	1,925,000	2,032,473
California State Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	5,000,000	5,115,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California State Public Works Board Revenue Bonds Various Capital Projects Subordinated Series 2009I-1
11/01/34	6.375%	$5,000,000	$6,062,750
California Statewide Communities Development Authority
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	2,985,208
Aspire Public Schools
Series 2010
07/01/46	6.125%	3,000,000	3,097,260
California Statewide Communities Development Authority (c)(e)
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32	7.375%	250,000	253,813
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/34	5.000%	1,775,000	1,805,761
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	95,000	95,984
City of Lincoln
Prerefunded 09/01/13 Special Tax Bonds
Community Facilities District
Series 2004-1
09/01/20	5.750%	450,000	482,409
09/01/24	5.900%	445,000	477,716
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A (f)
02/01/25	0.000%	3,100,000	1,682,463
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,839,500
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (f)
06/01/25	0.000%	2,310,000	1,231,923
County of Sacramento Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,888,375

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC) (f)
10/01/21	0.000%	$1,665,000	$1,097,168
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	3,000,000	3,001,530
Foothill-Eastern Transportation Corridor Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1999
01/15/30	0.000%	11,520,000	4,090,867
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06/01/47	5.125%	5,000,000	3,835,000
Prerefunded 06/01/13 Revenue Bonds
Series 2003A-1
06/01/39	6.750%	200,000	209,780
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A
09/01/27	5.500%	5,430,000	5,163,930
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,250,000	1,267,463
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2011A
07/01/19	5.000%	2,000,000	2,476,420
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Real Property Series 2012C
03/01/24	5.000%	2,225,000	2,587,875
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	6,418,200
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No.1 SE Series 2012
07/01/28	5.000%	2,000,000	2,368,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	$2,000,000	$1,935,480
Palomar Pomerado Health Certificate of Participation Series 2010
11/01/41	6.000%	4,500,000	4,817,025
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/37	5.875%	3,500,000	3,992,765
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	3,051,000
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	1,500,000	1,649,625
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	5,000,000	4,468,000
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
11/01/37	5.000%	2,475,000	2,658,645
Series 2012
04/01/42	5.000%	3,000,000	3,299,460
Unlimited General Obligation Refunding Bonds
Series 2012
02/01/27	5.000%	5,000,000	5,818,050
Total			118,474,507
COLORADO 2.4%
Anthem West Metropolitan District Limited Tax General Obligation Bonds Series 2005
12/01/35	6.250%	2,000,000	1,956,620
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartment Series 2008
06/01/38	5.500%	5,000,000	5,350,700
Colorado Health Facilities Authority
Prerefunded 06/01/14 Revenue Bonds
Evangelical Lutheran

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Series 2009A
06/01/38	6.125%	$5,750,000	$6,324,310
Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2002B
12/01/33	6.125%	1,000,000	1,020,770
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 2000B (NPFGC)
09/01/18	0.000%	4,000,000	3,268,800
Senior Capital Appreciation
Series 1997B (NPFGC)
09/01/16	0.000%	5,000,000	4,476,500
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003
12/01/33	6.050%	1,000,000	1,009,580
Total			23,407,280
CONNECTICUT 1.5%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	1,080,000	1,143,958
08/15/27	5.500%	1,000,000	1,046,670
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	5,000,000	5,701,300
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 1999B (b)(d)(e)(f)
09/01/15	0.000%	2,000,000	551,500
Mohegan Tribe of Indians of Connecticut (b)(e)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2001
01/01/31	6.250%	5,475,000	5,477,792
Series 2003
01/01/33	5.250%	1,000,000	929,670
Total			14,850,890
DELAWARE 0.2%
Centerline Equity Issuer Trust (a)(e)
05/15/19	6.300%	1,000,000	1,199,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DELAWARE (CONTINUED)
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT (a)(c)
06/01/28	6.250%	$755,000	$737,922
Total			1,937,772
DISTRICT OF COLUMBIA 0.5%
Metropolitan Washington Airports Authority Revenue Bonds Airport System Series 2012A AMT (a)
10/01/24	5.000%	4,000,000	4,742,040
Resolution Trust Corp. Pass-Through Certificates Series 1993A (c)
12/01/16	8.500%	455,482	445,228
Total			5,187,268
FLORIDA 8.5%
Brandy Creek Community Development District Special Assessment Bonds Series 2003A
05/01/34	6.350%	935,000	958,422
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(c)
07/01/40	7.500%	1,500,000	1,501,455
Capital Trust Agency, Inc. (a)(c)
Revenue Bonds
Orlando Project
Series 2003 AMT
01/01/32	6.750%	650,000	667,134
Capital Trust Agency, Inc. (c)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32	7.000%	1,425,000	641,136
Celebration Community Development District Special Assessment Bonds Series 2003A
05/01/34	6.400%	885,000	897,018
Channing Park Community Development District Special Assessment Bonds Series 2007
05/01/38	5.300%	560,000	565,482
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/21	5.000%	2,400,000	2,784,120
Citizens Property Insurance Corp. (g)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Revenue Bonds
High Risk
Series 2010A3
06/01/13	1.920%	$5,000,000	$5,028,850
City of Lakeland (e)
Refunding Revenue Bonds
1st Mortgage-Carpenters Accident Investor
Series 2008
01/01/28	6.250%	675,000	705,368
01/01/43	6.375%	2,250,000	2,315,137
Colonial Country Club Community Development District Special Assessment Bonds Series 2003
05/01/33	6.400%	660,000	687,225
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT (a)
10/01/23	5.000%	5,000,000	5,713,750
County of Lee Solid Waste System Revenue Bonds Series 2006A (AMBAC) AMT (a)
10/01/17	5.000%	2,010,000	2,150,197
County of Miami-Dade Subordinated Revenue Bonds Capital Appreciation Series 2009B (f)
10/01/41	0.000%	30,000,000	6,226,800
Double Branch Community Development District Special Assessment Bonds Series 2002A
05/01/34	6.700%	625,000	639,238
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2010A
09/15/40	6.000%	3,750,000	4,008,450
Islands at Doral Southwest Community Development District Special Assessment Bonds Series 2003
05/01/35	6.375%	725,000	759,322
Lee County Industrial Development Authority Refunding Revenue Bonds Shell PT/Alliance Community Project Series 2007
11/15/29	5.000%	4,000,000	4,021,360
Mid-Bay Bridge Authority Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	5,048,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Middle Village Community Development District Special Assessment Bonds Series 2004A
05/01/35	6.000%	$2,000,000	$1,653,720
North Brevard County Hospital District Refunding Revenue Bonds Parrish Medical Center Project Series 2008
10/01/38	5.750%	4,000,000	4,419,960
Oakmont Grove Community Development District (c)(d)
Special Assessment Bonds
Series 2007A
05/01/38	5.400%	1,200,000	420,480
Series 2007B
05/01/12	5.250%	1,000,000	350,160
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran
Series 2005
07/01/26	5.700%	2,000,000	2,045,200
Mayflower Retirement Center
Series 2012
06/01/42	5.125%	750,000	772,058
Revenue Bonds
1st Mortgage-Orlando Lutheran Tower
Series 2007
07/01/32	5.500%	350,000	354,708
07/01/38	5.500%	1,750,000	1,766,835
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	4,177,880
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (b)(e)
10/01/24	5.500%	2,000,000	2,120,180
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	435,000	332,536
Series 2004B
05/01/16	7.500%	2,185,000	2,100,877
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2003
10/01/28	6.375%	750,000	788,130
10/01/34	6.375%	500,000	525,420
Series 2010A
04/01/39	6.250%	2,000,000	2,299,280
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	3,136,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Vicars Landing Project
Series 2007
02/15/27	5.000%	$2,500,000	$2,550,825
Revenue Bonds
Glenmoor Project
Series 2006A
01/01/40	5.375%	4,275,000	3,813,984
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,935,000	1,652,877
West Villages Improvement District Special Assessment Bonds Unit of Development No. 3 Series 2006 (c)(d)
05/01/37	5.500%	1,645,000	735,825
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/35	6.125%	800,000	802,112
Westridge Community Development District Special Assessment Bonds Series 2005 (c)(d)
05/01/37	5.800%	2,650,000	1,009,464
Total			83,147,835
GEORGIA 2.4%
County of Fulton Water & Sewerage Refunding Revenue Bonds Series 2011
01/01/21	5.000%	3,500,000	4,317,320
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	5,189,130
Fulton County Residential Care Facilities for the Elderly Authority
Revenue Bonds
1st Mortgage-Lenbrook Project
Series 2006A
07/01/17	5.000%	1,700,000	1,764,107
07/01/29	5.000%	3,000,000	2,926,470
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V
01/01/18	6.600%	75,000	81,742
Series 1991V Escrowed to Maturity
01/01/18	6.600%	690,000	804,823
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	5,000,000	5,220,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Savannah Economic Development Authority
Revenue Bonds
1st Mortgage-Marshes of Skidaway
Series 2003A
01/01/24	7.400%	$500,000	$516,005
01/01/34	7.400%	3,000,000	3,069,480
Total			23,889,327
GUAM 0.5%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (b)
12/01/40	6.875%	4,750,000	5,196,737
HAWAII 0.5%
Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,859,001
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	1,750,000	2,046,818
Total			4,905,819
ILLINOIS 9.1%
City of Chicago
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	5,000,000	5,329,250
Tax Allocation Bonds
Pilsen Redevelopment
Series 2004B
06/01/22	6.750%	1,225,000	1,279,182
County of Cook Unlimited General Obligation Refunding Bonds Series 2011A
11/15/19	5.000%	5,000,000	6,004,000
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	748,545
Illinois Finance Authority
Refunding Revenue Bonds
Chicago Charter School Project
Series 2007
12/01/36	5.000%	1,750,000	1,786,785
Uno Charter School Network, Inc. Project
Series 2011A
10/01/31	6.875%	2,500,000	2,784,075
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	$3,450,000	$3,997,066
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	5,096,650
Hoosier Care Project
Series 1999A
06/01/34	7.125%	1,300,000	1,300,533
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	5,211,040
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,488,040
Series 2003A
11/15/32	7.000%	1,000,000	1,012,150
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	5,979,950
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,806,072
Illinois Finance Authority (a)(g)
Revenue Bonds
People’s Gas Light & Coke Co.
Series 2003 (AMBAC) AMT
11/01/38	4.875%	2,500,000	2,583,550
Illinois Finance Authority (c)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	6.000%	1,000,000	327,200
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06/15/50	5.000%	5,000,000	5,439,650
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005 B
03/01/35	6.000%	2,922,000	2,995,897
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,860,750
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,264,024
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/20	5.000%	1,250,000	1,445,488

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2010
01/01/20	5.000%	$2,650,000	$3,064,380
Series 2012
08/01/21	5.000%	2,500,000	2,874,650
08/01/23	5.000%	2,500,000	2,859,475
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	3,905,000	3,577,566
Village of Bolingbrook Sales Tax Revenue Bonds Series 2005 (c)
01/01/24	6.250%	1,500,000	1,056,570
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	2,500,000	2,511,025
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004
03/01/34	6.250%	731,000	741,556
Village of Rosemont Tax Allocation Bonds River Road Hotel Partners Project Series 2007
12/30/23	5.100%	2,700,000	2,378,106
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	3,709,000	3,249,715
Total			89,052,940
INDIANA 0.5%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	700,000	729,953
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	2,750,000	2,838,082

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Indiana Health Facility Financing Authority Revenue Bonds Hoosier Care Project Series 1999A
06/01/34	7.125%	$1,065,000	$1,065,437
Total			4,633,472
IOWA 0.9%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	229,000	237,372
Iowa Finance Authority
Revenue Bonds
Care Initiatives Project
Series 1998B
07/01/18	5.750%	445,000	446,104
07/01/28	5.750%	1,475,000	1,477,198
Deerfield Retirement Community, Inc.
Series 2007A
11/15/15	5.000%	2,210,000	2,200,143
11/15/27	5.500%	1,135,000	1,084,243
11/15/37	5.500%	750,000	683,415
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT (a)
12/01/30	5.850%	2,500,000	2,795,675
Total			8,924,150
KANSAS 2.5%
City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	566,240
05/15/39	7.250%	1,500,000	1,679,250
City of Manhattan
Revenue Bonds
Meadowlark Hills Retirement
Series 2007A
05/15/24	5.000%	3,000,000	3,050,040
05/15/29	5.000%	2,680,000	2,688,710
Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT (a)
06/15/32	6.250%	1,875,000	1,881,619
Wyandotte County-Kansas City Unified Government
Refunding Revenue Bonds
Sales Tax-2nd Lien-Area B
Series 2005
12/01/20	5.000%	1,165,000	1,234,364
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
Legends Village West Project
Series 2006
10/01/28	4.875%	$6,245,000	$6,088,438
Wyandotte County-Kansas City Unified Government (f)
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Series 2010
06/01/21	0.000%	11,475,000	7,770,296
Total			24,958,957
KENTUCKY 0.2%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
1st Mortgage-AHF/KY-IA, Inc. Project
Series 2003
01/01/29	8.000%	718,000	744,250
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,268,887
Total			2,013,137
LOUISIANA 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,810,250
Louisiana Public Facilities Authority Revenue Bonds Progressive Healthcare Series 1998 (c)
10/01/28	6.375%	2,000,000	1,943,140
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,633,350
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (g)
12/01/40	4.000%	1,400,000	1,502,228
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	5,000,000	5,295,650
Total			20,184,618

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 0.7%
City of Westminster Revenue Bonds Carroll Lutheran Village Series 2004A
05/01/34	6.250%	$1,750,000	$1,761,200
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	1,000,000	1,083,200
Revenue Bonds
University of Maryland-College Park Projects
Series 2008
06/01/43	5.875%	2,735,000	2,956,508
Munimae TE Bond Subsidiary LLC AMT (a)(c)(e)
06/30/49	5.800%	1,000,000	689,970
Total			6,490,878
MASSACHUSETTS 3.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,000,000	934,870
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,947,096
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/31	6.250%	2,112,442	1,699,798
11/15/39	6.250%	634,649	484,002
11/15/46	6.250%	2,502,917	1,861,645
Series 2011A-2
11/15/46	5.500%	279,667	178,223
Massachusetts Development Finance Agency (a)
Revenue Bonds
Ogden Haverhill
Series 1999A AMT
12/01/14	6.700%	85,000	85,825
Massachusetts Development Finance Agency (c)
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/44	7.875%	1,500,000	782,085
Series 2009B-1
06/01/16	7.250%	3,500,000	2,203,040
Health Care Facility-Alliance
Series 1999A
07/01/32	7.100%	2,035,000	1,909,603
Massachusetts Development Finance Agency (c)(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	7,261
Massachusetts Educational Financing Authority (a)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Revenue Bonds
Series 2008H (AGM) AMT
01/01/30	6.350%	$2,765,000	$3,090,993
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,292,620
Massachusetts Health & Educational Facilities Authority
Prerefunded 12/15/12 Revenue Bonds
Civic Investments
Series 2002A
12/15/15	9.000%	900,000	940,662
Revenue Bonds
Boston Medical Center Project
Series 2008
07/01/38	5.250%	5,000,000	5,247,750
Milford Regional Medical
Series 2007E
07/15/32	5.000%	1,250,000	1,259,063
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Ogden Haverhill Project Series 1998A AMT (a)
12/01/19	5.600%	1,000,000	1,005,000
Total			29,929,536
MICHIGAN 3.3%
County of Wayne Limited General Obligation Bonds Building Improvement Series 2009A
11/01/39	6.750%	4,880,000	5,617,514
Detroit Water and Sewerage Department
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/23	5.000%	3,025,000	3,293,166
07/01/39	5.250%	1,375,000	1,464,004
Michigan Finance Authority Revenue Bonds School District Series 2012
06/01/20	5.000%	1,400,000	1,589,168
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2006A
11/15/46	5.250%	3,000,000	3,180,360
Oakwood Obligation Group
Series 2007A
07/15/37	5.000%	5,000,000	5,250,750
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT (a)(c)
11/01/25	6.550%	1,500,000	1,436,655
Michigan Tobacco Settlement Finance Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	$1,000,000	$840,470
06/01/48	6.000%	11,000,000	9,100,520
Summit Academy North Refunding Revenue Bonds Series 2005
11/01/35	5.500%	750,000	697,125
Total			32,469,732
MINNESOTA 2.1%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	4,070,000	4,333,085
City of Columbia Heights
Refunding Revenue Bonds
Crest View Corp. Projects
Series 2007A
07/01/27	5.550%	1,000,000	811,700
07/01/42	5.700%	2,000,000	1,480,140
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,380,795
City of Minneapolis Revenue Bonds Riverton Community Housing Project Series 2006A
08/01/40	5.700%	1,600,000	1,603,024
City of Sartell
Revenue Bonds
Foundation for Healthcare Project
Series 1999A
09/01/29	6.625%	2,000,000	2,000,000
Series 2001A
09/01/30	8.000%	915,000	926,282
Minneapolis & St Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2003
12/01/29	5.875%	400,000	411,396
Minneapolis/St Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT (a)
12/01/38	5.000%	54,159	55,763
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
11/15/30	6.000%	$4,000,000	$4,222,160
11/15/35	6.000%	2,000,000	2,098,820
Total			20,323,165
MISSISSIPPI 0.5%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,307,497
Series 1992B
04/01/22	6.700%	230,000	263,451
County of Warren Revenue Bonds International Paper Co. Series 2008A
09/01/32	6.500%	2,000,000	2,261,540
Rankin County Five Lakes Utility District Series 1994 (c)
07/15/37	7.000%	250,000	247,645
Total			5,080,133
MISSOURI 3.6%
Cape Girardeau County Industrial Development Authority Revenue Bonds Southeast Missouri Hospital Association Series 2007
06/01/27	5.000%	1,800,000	1,851,624
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	170,000	174,225
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A
03/01/18	5.250%	1,000,000	1,050,590
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	3,100,000	3,222,543
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,389,900
City of Riverside Tax Allocation Bonds L-385 Levee Project Series 2004
05/01/20	5.250%	1,275,000	1,346,935

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	$2,250,000	$2,529,585
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,364,900
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,551,752
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,301,859
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	2,000,000	2,115,900
12/01/41	6.375%	3,000,000	3,127,980
St. Louis County Industrial Development Authority (f) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC)
07/15/18	0.000%	3,000,000	2,202,900
Total			35,230,693
MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Series 2006A
05/15/36	6.125%	1,000,000	1,030,960
NEBRASKA 0.5%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012
09/01/42	5.000%	5,000,000	5,187,350
NEVADA 0.5%
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A (e)
06/15/28	6.750%	5,000,000	5,131,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT (a)
07/01/18	7.500%	$180,000	$214,333
NEW JERSEY 2.1%
Middlesex County Improvement Authority (c)(d)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,250,000	93,500
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25	6.125%	2,750,000	205,700
01/01/37	6.250%	6,450,000	482,460
New Jersey Economic Development Authority
Prerefunded 06/15/14 Revenue Bonds
Cigarette Tax
Series 2004
06/15/29	5.750%	1,000,000	1,096,850
Refunding Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006
11/15/36	5.250%	2,250,000	2,260,350
Revenue Bonds
1st Mortgage-Seashore Gardens Project
Series 2006
11/01/26	5.300%	500,000	491,945
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	4,000,000	4,057,560
Revenue Bonds
UMM Energy Partners
Series 2012A AMT
06/15/43	5.125%	2,000,000	2,028,300
New Jersey Economic Development Authority (a)(g)
Revenue Bonds
Continental Airlines, Inc. Project
Series 2003 AMT
06/01/33	9.000%	1,000,000	1,050,590
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare System
Series 2008
07/01/18	6.000%	2,000,000	2,316,480
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	3,000,000	3,466,650
Tobacco Settlement Financing Corp.
Prerefunded 06/01/13 Revenue Bonds
Series 2003
06/01/39	6.750%	2,000,000	2,097,800
Tobacco Settlement Financing Corp. (f)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Revenue Bonds
Capital Appreciation
Series 2007-1C
06/01/41	0.000%	$7,500,000	$477,675
Total			20,125,860
NEW YORK 2.9%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/40	6.875%	4,000,000	4,159,720
County of Rockland General Obligation Limited Notes BAN Series 2012B
06/06/13	4.000%	1,250,000	1,257,325
Huntington Housing Authority
Revenue Bonds
Gurwin Jewish Senior Residences
Series 1999A
05/01/19	5.875%	1,435,000	1,437,081
05/01/29	6.000%	625,000	625,556
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D (f)
06/01/60	0.000%	25,000,000	151,500
New York State Dormitory Authority
Revenue Bonds
NYU Hospital Center
Series 2007B
07/01/37	5.625%	2,000,000	2,180,880
Series 2011A
07/01/40	6.000%	1,000,000	1,173,680
The New School
Series 2010
07/01/50	6.000%	5,000,000	5,963,000
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/42	6.000%	1,350,000	1,564,772
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	120,000	119,996
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT (a)(e)(g)
10/01/35	6.625%	5,000,000	5,065,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004
05/01/39	6.700%	$475,000	$494,494
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2012B (f)
11/15/32	0.000%	8,795,000	4,248,249
Total			28,441,703
NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority Refunding Revenue Bonds Carolinas HealthCare System Group Series 2008A
01/15/24	5.250%	5,000,000	5,681,700
Durham Housing Authority Revenue Bonds Series 2005 AMT (a)(c)(e)
02/01/38	5.650%	3,189,031	3,196,493
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	4,273,969
North Carolina Medical Care Commission Revenue Bonds Health Care Housing Arc Projects Series 2004A
10/01/34	5.800%	1,550,000	1,639,249
Total			14,791,411
NORTH DAKOTA 0.3%
City of Fargo Revenue Bonds Sanford Series 2011
11/01/31	6.250%	2,500,000	3,045,950
OHIO 1.6%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/21	5.000%	1,300,000	1,575,314
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	7,000,000	5,922,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Cleveland-Cuyahoga County Port Authority Revenue Bonds Fairmount Montessori Association Series 2005B (Fifth Third Bank)
05/15/25	5.125%	$630,000	$639,462
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	5,613,400
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 (c)(d)
12/01/38	7.000%	2,300,000	1,493,735
Summit County Port Authority Revenue Bonds Seville Projects Series 2005A
05/15/25	5.100%	395,000	394,238
Total			15,638,359
OKLAHOMA 0.5%
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007 AMT (Bank of the West) (a)(g)
12/01/41	5.250%	1,475,000	1,563,559
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012
01/01/32	6.000%	3,000,000	3,232,920
Total			4,796,479
OREGON 1.2%
City of Forest Grove
Revenue Bonds
Campus Improvement-Pacific University Project
Series 2009
05/01/39	6.375%	2,000,000	2,092,840
Oak Tree Foundation Project
Series 2007
03/01/37	5.500%	2,900,000	2,954,288
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(e)
10/01/26	5.625%	1,700,000	1,559,172

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OREGON (CONTINUED)
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B (b)
11/01/33	6.375%	$2,410,000	$2,543,634
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A
01/01/20	5.000%	2,235,000	2,238,576
Total			11,388,510

PENNSYLVANIA 3.9%

Allegheny County Hospital Development Authority Revenue Bonds Health System-West Pennsylvania Series 2007A
11/15/40	5.375%	8,500,000	7,108,125
Bucks County Industrial Development Authority Revenue Bonds Ann’s Choice, Inc. Facility Series 2005A
01/01/35	6.250%	1,750,000	1,769,968
Chartiers Valley Industrial & Commercial Development Authority Refunding Revenue Bonds Asbury Health Center
12/01/24	6.375%	750,000	751,035
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002 (c)
05/01/32	8.500%	355,000	361,752
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,200,000	4,150,240
Montgomery County Industrial Development Authority
Revenue Bonds
Whitemarsh Community Project
Series 2008
02/01/36	7.000%	2,000,000	2,131,060
Whitemarsh Continuing Care
Series 2005
02/01/28	6.125%	1,400,000	1,426,432
02/01/35	6.250%	1,350,000	1,371,627
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	4,000,000	4,779,040
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	3,375,000	3,862,519

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/30	5.800%	$2,500,000	$2,789,225
Shippensburg University
Series 2011
10/01/43	6.250%	2,000,000	2,236,360
Pennsylvania Industrial Development Authority
Prerefunded 07/01/18 Revenue Bonds
Economic Development
Series 2008
07/01/23	5.500%	295,000	370,797
Refunding Revenue Bonds
Economic Development
Series 2008
07/01/23	5.500%	2,060,000	2,401,342
Philadelphia Authority for Industrial Development Revenue Bonds Facilities Aero Philadelphia LLC Series 1999 AMT (a)(c)
01/01/24	5.500%	800,000	638,904
Philadelphia Redevelopment Authority Revenue Bonds Transformation Initiative Series 2012
04/15/21	5.000%	2,000,000	2,365,680
Total			38,514,106
PUERTO RICO 0.4%
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds AES Puerto Rico Project Series 2000 AMT (a)(b)
06/01/26	6.625%	3,820,000	3,835,242
SOUTH CAROLINA 1.4%
Laurens County School District No. 055 Revenue Bonds Series 2005
12/01/30	5.250%	1,300,000	1,361,100
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/21	5.375%	1,000,000	1,047,110
05/01/28	5.500%	2,300,000	2,369,345
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	3,000,000	2,931,240
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,589,845
Total			13,298,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH DAKOTA 0.2%
South Dakota Economic Development Finance Authority Revenue Bonds Pooled Loan Program-Davis Family Series 2004-4A AMT (a)
04/01/29	6.000%	$1,400,000	$1,449,028
South Dakota Health & Educational Facilities Authority Revenue Bonds Avera Health Series 2012A
07/01/42	5.000%	600,000	655,452
Total			2,104,480
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Germantown Village
Series 2003A
12/01/34	7.250%	675,000	684,281
Series 2006
12/01/34	6.250%	475,000	477,841
Total			1,162,122
TEXAS 7.4%
Abilene Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System
Series 1998A
11/15/25	5.900%	1,300,000	942,448
Series 2003A
11/15/33	7.000%	800,000	593,464
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	5,000,000	5,479,950
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	5,000,000	5,747,950
City of Houston Airport System (a)
Refunding Revenue Bonds
Special Facilities Continental
Series 2011A AMT
07/15/38	6.625%	4,000,000	4,454,840
Subordinate Lien
Series 2012A AMT
07/01/25	5.000%	5,000,000	5,731,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	$1,000,000	$1,021,420
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,416,120
El Paso County Housing Finance Corp. (c)
Subordinated Revenue Bonds
American Village Communities Projects
Series 2000C
12/01/32	8.000%	535,000	535,952
Series 2000D
12/01/32	10.000%	645,000	646,058
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT (a)
04/01/28	8.000%	875,000	876,470
HFDC of Central Texas, Inc.
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44	7.750%	4,000,000	3,131,760
Series 2006A
11/01/36	5.750%	5,000,000	5,017,900
Houston Health Facilities Development Corp. Revenue Bonds Buckingham Senior Living Community Series 2004A
02/15/34	7.125%	1,000,000	1,107,410
La Vernia Higher Education Finance Corp.
Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,147,160
08/15/39	6.250%	1,500,000	1,743,630
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	5,000,000	5,360,800
North Texas Tollway Authority
Refunding Revenue Bonds
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	2,645,000	2,899,740
Revenue Bonds
1st Tier
Series 2009A
01/01/39	6.250%	1,500,000	1,725,075

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	$3,000,000	$3,385,380
Sanger Industrial Development Corp. (a)(g)
Revenue Bonds
Texas Pellets Project
Series 2012A AMT
10/01/13	10.000%	2,000,000	2,000,000
Sanger Industrial Development Corp. (a)(h)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/38	8.000%	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Village
Series 2009
11/15/44	6.375%	4,250,000	4,685,965
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,411,960
Total			72,062,652
VERMONT 0.1%
Vermont Educational & Health Buildings Financing Agency Prerefunded 01/01/14 Revenue Bonds Vermont Law School Project Series 2003A
01/01/33	5.500%	500,000	534,220
VIRGIN ISLANDS 0.5%
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (b)
07/01/21	4.000%	5,000,000	5,016,400
VIRGINIA 2.0%
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	2,500,000	2,788,400
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	19,000,000	13,579,490

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Virginia Small Business Financing Authority Revenue Bonds Hampton Roads Proton Series 2009B
07/01/19	8.000%	$2,635,000	$2,851,676
Total			19,219,566
WASHINGTON 0.1%
Seattle Housing Authority Revenue Bonds Capital Fund Program-High Rise Rehab Series 2005I (AGM) AMT (a)
11/01/25	5.000%	1,000,000	1,064,620
WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)(g)
01/01/41	2.250%	1,250,000	1,250,000
WISCONSIN 1.2%
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Clement Manor, Inc.
Series 1998
08/15/24	5.750%	2,152,000	2,153,227
Revenue Bonds
Fort Healthcare, Inc. Project
Series 2004
05/01/34	6.100%	1,965,000	2,087,007
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	5,000,000	5,388,150
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	1,750,000	2,030,402
Series 2009C-1
09/15/15	6.400%	335,000	335,841
Total			11,994,627
WYOMING 0.3%
County of Campbell Pollution Control Refunding Revenue Bonds Black Hills Power, Inc. Project Series 2004
10/01/24	5.350%	3,250,000	3,381,983
Total Municipal Bonds (Cost: $817,860,435)			$867,309,426

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 0.5%
NEVADA 0.5%
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement VRDN Series 2006C (Dexia Credit Local) (g)(i)
06/01/36	0.180%	$5,000,000	$5,000,000
Total Floating Rate Notes (Cost: $5,000,000)			$5,000,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 0.9%
NEW JERSEY 0.4%
City of Newark Unlimited General Obligation Notes TAN Series 2012A
02/20/13	2.400%	$3,500,000	$3,503,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK 0.5%
County of Rockland Limited General Obligation Notes TAN Series 2012
03/06/13	2.500%	$5,000,000	$5,018,400
Total Municipal Short Term (Cost: $8,524,821)			$8,521,760

	Shares	Value

Money Market Funds 9.5%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (j)	45,684,515	$45,684,515
JPMorgan Municipal Money Market Fund, 0.000% (j)	47,423,189	47,423,189
Total Money Market Funds (Cost: $93,107,704)		$93,107,704

Total Investments
(Cost: $924,492,960) (k)		$973,938,890(l)
Other Assets & Liabilities, Net		6,310,377
Total Net Assets		$980,249,267

Notes to Portfolio of Investments
(a) Income from this security may be subject to alternative minimum tax.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2012, the value of these securities amounted to $37,745,006 or 3.85% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $31,544,126, representing 3.22% of net assets.  Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Arizona Health Facilities Authority
Refunding Revenue Bonds
Phoenix Memorial Hospital
Series 1991
06/01/12 8.125%	05-23-91	1,783,069
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
07/01/40 7.500%	03-07-00 - 05-21-07	1,496,837
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
06/01/12 13.000%	05-14-10	370,523
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/15 8.375%	10-04-04 - 05-14-10	510,005

Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/19 8.750%	10-04-04 - 05-14-10	2,498,267
Cabazon Band Mission Indians
Revenue Bonds
Series 2010
10/01/20 8.375%	05-14-10	1,420,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15 3.950%	12-22-11	1,415,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32 7.500%	12-22-11	1,925,000
California Statewide Communities Development Authority
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32 7.375%	07-05-02	250,000
Capital Trust Agency, Inc.
Revenue Bonds
Orlando Project
Series 2003 AMT
01/01/32 6.750%	06-05-03	632,840
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	07-23-08	1,425,000
Chester County Industrial Development Authority
RHA/Pennsylvania Nursing Home-1st Mortgage
Series 2002
05/01/32 8.500%	05-01-02	330,791
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/28 6.250%	10-08-98	743,726
Durham Housing Authority
Revenue Bonds
Series 2005 AMT
02/01/38 5.650%	12-18-06	3,189,031
El Paso County Housing Finance Corp.
Subordinated Revenue Bonds
American Village Communities Projects
Series 2000C
12/01/32 8.000%	12-18-00	535,000

El Paso County Housing Finance Corp.
Subordinated Revenue Bonds
American Village Communities Projects
Series 2000D
12/01/32 10.000%	12-18-00	645,000
Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008
12/01/38 7.000%	04-23-08	2,300,000
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37 6.000%	09-09-10	974,321
Louisiana Public Facilities Authority
Revenue Bonds
Progressive Healthcare
Series 1998
10/01/28 6.375%	10-16-98	1,971,051
Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/44 7.875%	11-12-09	1,478,205
Massachusetts Development Finance Agency
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32 7.100%	09-02-99	2,023,900
Massachusetts Development Finance Agency
Revenue Bonds
Health Care Facility-Alliance
Series 2009B-1
06/01/16 7.250%	11-12-09	3,500,000
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56 0.000%	12-10-07 - 02-24-10	15,278
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25 6.550%	11-24-98	1,500,000
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	06-28-06	1,228,125

Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25 6.125%	10-01-09	508,750
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37 6.250%	03-18-05 - 10-01-09	4,614,875
Munimae TE Bond Subsidiary LLC
06/30/49 5.800%	10-14-04	1,000,000
Oakmont Grove Community Development District
Special Assessment Bonds
Series 2007A
05/01/38 5.400%	02-21-07	1,194,000
Oakmont Grove Community Development District
Special Assessment Bonds
Series 2007B
05/01/12 5.250%	02-21-07	1,000,000
Philadelphia Authority for Industrial Development
Revenue Bonds
Facilities Aero Philadelphia LLC
Series 1999 AMT
01/01/24 5.500%	04-14-99	776,897
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-07	250,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	11-12-93	458,797
Village of Bolingbrook
Sales Tax Revenue Bonds
Series 2005
01/01/24 6.250%	12-14-05	1,364,405
West Villages Improvement District
Special Assessment Bonds
Unit of Development No. 3
Series 2006
05/01/37 5.500%	04-19-06 - 05-18-06	1,646,024
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/37 5.800%	12-22-05	2,650,000

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2012, the value of these securities amounted to $8,418,260, which represents 0.86% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $35,188,766 or 3.59% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2012.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.

(i)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(k)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $924,493,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$76,530,000
Unrealized Depreciation	(27,084,000)
Net Unrealized Appreciation	$49,446,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are readily available, including recommendations of third party pricing vendors and a determination of  appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	867,309,426	—	867,309,426
Total Bonds	—	867,309,426	—	867,309,426

Short-Term Securities
Floating Rate Notes	—	5,000,000	—	5,000,000
Municipal Short Term	—	8,521,760	—	8,521,760
Total Short-Term Securities	—	13,521,760	—	13,521,760

Other
Money Market Funds	93,107,704	—	—	93,107,704
Total Other	93,107,704	—	—	93,107,704
Total	93,107,704	880,831,186	—	973,938,890

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia High Yield Opportunity Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.0%
Aerospace & Defense 2.8%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$2,133,000	$2,138,333
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	981,000	1,049,670
03/15/21	7.125%	1,370,000	1,483,025
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,191,000	3,398,415
Oshkosh Corp.
03/01/17	8.250%	488,000	536,800
03/01/20	8.500%	1,443,000	1,601,730
Total			10,207,973
Automotive 2.3%
Chrysler Group LLC/Co-Issuer, Inc. (b)
Secured
06/15/19	8.000%	403,000	425,165
06/15/21	8.250%	1,471,000	1,551,905
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	377,000	405,275
Delphi Corp.
05/15/19	5.875%	417,000	450,360
05/15/21	6.125%	278,000	305,800
Lear Corp.
03/15/18	7.875%	1,193,000	1,312,300
03/15/20	8.125%	478,000	534,763
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	476,000	516,460
02/15/19	8.500%	640,000	705,600
Visteon Corp.
04/15/19	6.750%	1,950,000	1,981,687
Total			8,189,315
Banking 0.2%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	636,000	702,780
Brokerage 1.4%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	870,000	885,225
11/30/17	12.500%	2,757,000	3,146,426
Neuberger Berman Group LLC/Finance Corp. (a)
Senior Unsecured
03/15/20	5.625%	424,000	447,320
03/15/22	5.875%	636,000	674,160
Total			5,153,131

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials 1.4%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	$2,155,000	$2,354,337
Gibraltar Industries, Inc.
12/01/15	8.000%	831,000	853,853
Interface, Inc.
12/01/18	7.625%	265,000	284,875
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,056,000	1,056,000
Nortek, Inc.
12/01/18	10.000%	103,000	112,785
04/15/21	8.500%	424,000	450,500
Total			5,112,350
Chemicals 3.8%
Ashland, Inc. Senior Unsecured (a)
08/15/22	4.750%	521,000	522,303
Celanese U.S. Holdings LLC
06/15/21	5.875%	756,000	835,380
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	1,304,000	1,317,040
Huntsman International LLC (b)
03/15/21	8.625%	498,000	570,210
Ineos Finance PLC Senior Secured (a)
05/15/15	9.000%	904,000	958,240
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	785,000	870,369
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	4,265,000	4,862,100
LyondellBasell Industries NV (b)
Senior Unsecured
04/15/24	5.750%	1,718,000	1,945,635
MacDermid, Inc. (a)
04/15/17	9.500%	727,000	757,897
Polypore International, Inc.
11/15/17	7.500%	920,000	989,000
Total			13,628,174
Construction Machinery 3.1%
Ashtead Capital, Inc. (a)
07/15/22	6.500%	250,000	260,000
CNH Capital LLC (a)
11/01/16	6.250%	1,201,000	1,303,085
Case New Holland, Inc.
12/01/17	7.875%	1,947,000	2,287,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
Columbus McKinnon Corp.
02/01/19	7.875%	$319,000	$338,938
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	381,000	395,288
Manitowoc Co., Inc. (The) (b)
11/01/20	8.500%	795,000	880,462
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	1,210,000	1,213,025
Terex Corp.
04/01/20	6.500%	405,000	424,237
UR Merger Sub Corp.
12/15/19	9.250%	1,400,000	1,571,500
Senior Unsecured
02/01/21	8.250%	485,000	531,075
UR Merger Sub Corp. (a)
05/15/20	7.375%	616,000	652,960
04/15/22	7.625%	640,000	692,800
Secured
07/15/18	5.750%	744,000	786,780
Total			11,337,875
Consumer Cyclical Services 0.2%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.375%	803,000	843,150
Consumer Products 0.4%
Libbey Glass, Inc. (a)
05/15/20	6.875%	367,000	390,855
Sealy Mattress Co. (b)
06/15/14	8.250%	949,000	943,069
Spectrum Brands, Inc. (a)(b)
03/15/20	6.750%	256,000	268,800
Total			1,602,724
Diversified Manufacturing 0.5%
Actuant Corp. (a)
06/15/22	5.625%	504,000	519,120
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	1,000,000	1,081,250
Tomkins LLC/Inc. Secured
10/01/18	9.000%	120,000	133,800
Total			1,734,170
Electric 1.5%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	331,000	386,443

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
07/01/21	7.375%	$1,764,000	$2,019,780
CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	263,000	285,038
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	790,000	876,900
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%	673,000	741,982
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	1,025,000	1,137,750
Total			5,447,893
Entertainment 0.4%
AMC Entertainment, Inc.
06/01/19	8.750%	373,000	408,435
12/01/20	9.750%	664,000	733,720
Six Flags, Inc. (a)(c)(d)(e)(f)
06/01/14	0.000%	950,000	—
Speedway Motorsports, Inc. (b)
02/01/19	6.750%	121,000	127,504
Vail Resorts, Inc.
05/01/19	6.500%	228,000	246,240
Total			1,515,899
Environmental 0.3%
Clean Harbors, Inc. (a)
08/01/20	5.250%	888,000	911,310
Food and Beverage 0.6%
Constellation Brands, Inc.
03/01/23	4.625%	199,000	202,483
Cott Beverages, Inc.
11/15/17	8.375%	1,439,000	1,573,906
09/01/18	8.125%	435,000	479,044
Total			2,255,433
Gaming 3.2%
Caesars Entertainment Operating Co., Inc. Senior Secured (a)
02/15/20	8.500%	2,771,000	2,732,899
Chester Downs & Marina LLC Senior Secured (a)(b)
02/01/20	9.250%	593,000	598,930
MGM Resorts International
03/01/18	11.375%	636,000	732,990
Senior Secured
03/15/20	9.000%	993,000	1,112,160
MGM Resorts International (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
07/15/15	6.625%	$195,000	$203,288
06/01/16	7.500%	470,000	490,562
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	1,920,000	2,188,800
Seminole Indian Tribe of Florida (a)
10/01/20	7.804%	1,660,000	1,643,632
Senior Secured
10/01/20	6.535%	310,000	321,107
Seneca Gaming Corp. (a)
12/01/18	8.250%	845,000	870,350
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	832,000	752,960
Total			11,647,678
Gas Pipelines 3.6%
El Paso LLC
Senior Unsecured
06/15/14	6.875%	171,000	185,059
09/15/20	6.500%	2,951,000	3,338,319
01/15/32	7.750%	2,520,000	2,966,952
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,150,000	1,219,000
02/15/23	5.500%	1,104,000	1,128,840
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	311,000	342,100
12/01/18	6.875%	525,000	565,687
07/15/21	6.500%	1,889,000	2,021,230
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,070,000	1,088,725
Total			12,855,912
Health Care 8.5%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	232,435	250,449
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	409,000	434,563
Biomet, Inc. (a)
08/01/20	6.500%	1,034,000	1,072,775
CHS/Community Health Systems, Inc.
11/15/19	8.000%	910,000	982,800
07/15/20	7.125%	1,301,000	1,362,797
CHS/Community Health Systems, Inc. (b)
Senior Secured
08/15/18	5.125%	1,224,000	1,262,250
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	1,494,000	1,591,110

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
DaVita, Inc.
08/15/22	5.750%	$921,000	$957,840
Emdeon, Inc. (a)
12/31/19	11.000%	880,000	1,003,200
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	281,000	300,319
01/31/22	5.875%	662,000	703,375
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	222,000	248,918
HCA, Inc.
02/15/22	7.500%	1,544,000	1,717,700
Senior Secured
02/15/20	6.500%	1,581,000	1,737,124
09/15/20	7.250%	2,832,000	3,138,210
Health Management Associates, Inc. (a)
01/15/20	7.375%	615,000	658,050
Hologic, Inc. (a)(b)
08/01/20	6.250%	373,000	394,914
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	2,054,000	1,959,002
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (a)
11/01/18	10.500%	493,000	501,627
LifePoint Hospitals, Inc.
10/01/20	6.625%	401,000	429,571
Multiplan, Inc. (a)
09/01/18	9.875%	1,593,000	1,748,317
PSS World Medical, Inc.
03/01/22	6.375%	141,000	149,108
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	730,000	788,400
Radnet Management, Inc.
04/01/18	10.375%	340,000	342,550
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	623,000	623,000
STHI Holding Corp. Secured (a)
03/15/18	8.000%	325,000	346,125
Tenet Healthcare Corp. Senior Unsecured
08/01/20	8.000%	677,000	717,620
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	474,000	505,995
United Surgical Partners International, Inc. Senior Unsecured (a)
04/01/20	9.000%	564,000	605,595

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Universal Hospital Services, Inc. Secured (a)
08/15/20	7.625%	$322,000	$338,905
VWR Funding, Inc. (a)(g)
09/15/17	7.250%	597,000	600,731
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,940,000	2,037,000
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	142,000	148,035
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	1,090,000	1,136,325
Total			30,794,300
Healthcare Insurance 0.3%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	797,000	928,505
Home Construction 0.8%
KB Home (b)
03/15/20	8.000%	362,000	388,245
09/15/22	7.500%	322,000	331,660
Meritage Homes Corp.
04/01/22	7.000%	383,000	402,150
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	552,000	614,100
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	262,000	277,065
Taylor Morrison Communities, Inc./Monarch (a)
04/15/20	7.750%	812,000	858,690
Total			2,871,910
Independent Energy 11.4%
Antero Resources Finance Corp.
12/01/17	9.375%	53,000	58,433
08/01/19	7.250%	208,000	222,040
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	305,000	325,969
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,026,000	1,095,255
Chaparral Energy, Inc.
10/01/20	9.875%	367,000	416,545
09/01/21	8.250%	664,000	723,760
Chaparral Energy, Inc. (a)
11/15/22	7.625%	381,000	402,908
Chesapeake Energy Corp.
02/15/21	6.125%	1,424,000	1,413,320
Chesapeake Energy Corp. (b)
08/15/20	6.625%	2,090,000	2,147,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Cimarex Energy Co.
05/01/22	5.875%	$1,159,000	$1,231,437
Comstock Resources, Inc.
06/15/20	9.500%	1,473,000	1,554,015
Concho Resources, Inc.
10/01/17	8.625%	537,000	592,042
01/15/21	7.000%	1,003,000	1,118,345
01/15/22	6.500%	156,000	168,480
04/01/23	5.500%	985,000	1,019,475
Continental Resources, Inc.
10/01/19	8.250%	111,000	125,430
10/01/20	7.375%	4,000	4,490
04/01/21	7.125%	860,000	963,200
09/15/22	5.000%	2,175,000	2,272,875
Continental Resources, Inc. (a)(b)
09/15/22	5.000%	1,658,000	1,728,465
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
09/01/22	7.750%	163,000	163,408
EP Energy LLC/Finance, Inc. (a)
Senior Secured
05/01/19	6.875%	1,021,000	1,095,022
EP Energy LLC/Finance, Inc. (a)(b)
Senior Unsecured
05/01/20	9.375%	1,528,000	1,661,700
Kodiak Oil & Gas Corp. (a)
12/01/19	8.125%	3,374,000	3,584,875
Laredo Petroleum, Inc.
02/15/19	9.500%	2,316,000	2,628,660
05/01/22	7.375%	332,000	356,900
MEG Energy Corp. (a)
03/15/21	6.500%	1,445,000	1,520,862
01/30/23	6.375%	529,000	551,482
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	1,999,000	2,168,915
Oasis Petroleum, Inc.
02/01/19	7.250%	1,344,000	1,417,920
11/01/21	6.500%	1,247,000	1,271,940
01/15/23	6.875%	743,000	761,575
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,105,000	1,248,650
10/01/22	5.375%	1,929,000	1,977,225
Range Resources Corp.
05/15/19	8.000%	108,000	119,340
08/01/20	6.750%	945,000	1,037,137
06/01/21	5.750%	712,000	757,390
08/15/22	5.000%	92,000	95,795
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	453,000	473,385
SM Energy Co. (a)
Senior Unsecured
01/01/23	6.500%	399,000	415,958

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
WPX Energy, Inc. Senior Unsecured
01/15/22	6.000%	$281,000	$297,860
Whiting Petroleum Corp.
10/01/18	6.500%	54,000	58,118
Total			41,248,076
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	383,000	410,768
Media Cable 2.8%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	822,000	893,925
04/30/20	8.125%	1,289,000	1,450,125
09/30/22	5.250%	1,522,000	1,506,780
CSC Holdings LLC Senior Unsecured (a)
11/15/21	6.750%	1,447,000	1,562,760
Cablevision Systems Corp. Senior Unsecured (b)
04/15/20	8.000%	375,000	415,313
DISH DBS Corp.
09/01/19	7.875%	734,000	843,182
06/01/21	6.750%	2,572,000	2,739,180
DISH DBS Corp. (a)
07/15/22	5.875%	378,000	381,308
Videotron Ltee
07/15/22	5.000%	393,000	416,580
Total			10,209,153
Media Non-Cable 6.5%
AMC Networks, Inc.
07/15/21	7.750%	3,184,000	3,621,800
Clear Channel Worldwide Holdings Inc, Class A
03/15/20	7.625%	246,000	234,930
Clear Channel Worldwide Holdings Inc, Class B
03/15/20	7.625%	2,261,000	2,193,170
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	1,021,000	1,109,061
Hughes Satellite Systems Corp.
06/15/21	7.625%	1,925,000	2,127,125
Intelsat Jackson Holdings SA
04/01/21	7.500%	1,150,000	1,247,750
Intelsat Luxembourg SA PIK
02/04/17	11.500%	2,024,000	2,125,200
Lamar Media Corp.
02/01/22	5.875%	2,219,000	2,352,140
National CineMedia LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Senior Unsecured
07/15/21	7.875%	$636,000	$688,470
National CineMedia LLC (a)
Senior Secured
04/15/22	6.000%	793,000	824,720
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,471,000	1,654,875
Salem Communications Corp. Secured
12/15/16	9.625%	1,241,000	1,382,164
Univision Communications, Inc. (a)
Senior Secured
05/15/19	6.875%	760,000	784,700
11/01/20	7.875%	1,923,000	2,057,610
Univision Communications, Inc. (a)(b)
05/15/21	8.500%	1,005,000	1,017,562
Total			23,421,277
Metals 3.7%
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	544,000	490,960
06/01/21	6.250%	127,000	113,665
Arch Coal, Inc. (b)
06/15/19	7.000%	899,000	813,595
06/15/21	7.250%	106,000	95,665
CONSOL Energy, Inc.
04/01/17	8.000%	880,000	948,200
04/01/20	8.250%	75,000	80,813
Calcipar SA Senior Secured (a)
05/01/18	6.875%	1,370,000	1,352,875
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	1,750,000	1,732,500
FMG Resources August 2006 Proprietary Ltd. (a)(b)
02/01/16	6.375%	193,000	185,280
02/01/18	6.875%	451,000	429,578
Senior Unsecured
04/01/22	6.875%	564,000	518,880
Inmet Mining Corp. (a)
06/01/20	8.750%	1,892,000	1,944,030
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	1,496,000	1,529,660
Peabody Energy Corp. (a)
11/15/18	6.000%	951,000	972,397
Peabody Energy Corp. (a)(b)
11/15/21	6.250%	1,047,000	1,065,322
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	1,071,000	1,097,775
Total			13,371,195

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer 1.2%
SLM Corp.
Senior Notes
01/25/16	6.250%	$652,000	$697,640
Senior Unsecured
03/25/20	8.000%	1,321,000	1,496,032
01/25/22	7.250%	853,000	921,240
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,531,000	1,251,593
Total			4,366,505
Non-Captive Diversified 5.9%
Ally Financial, Inc.
02/15/17	5.500%	642,000	667,749
03/15/20	8.000%	5,695,000	6,663,150
09/15/20	7.500%	1,246,000	1,426,670
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	603,000	611,514
03/15/18	5.250%	1,083,000	1,129,027
05/15/20	5.375%	1,213,000	1,263,036
08/15/22	5.000%	482,000	485,652
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	1,135,000	1,242,825
Senior Unsecured
02/15/19	5.500%	2,971,000	3,104,695
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	1,670,000	1,949,725
04/01/19	5.875%	297,000	306,244
05/15/19	6.250%	810,000	846,450
12/15/20	8.250%	785,000	919,343
01/15/22	8.625%	719,000	846,623
Total			21,462,703
Oil Field Services 2.1%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	2,621,000	2,797,918
Green Field Energy Services, Inc. Senior Secured (a)
11/15/16	13.000%	1,358,000	1,222,200
Offshore Group Investments Ltd.
Senior Secured
08/01/15	11.500%	2,323,000	2,566,915
Offshore Group Investments Ltd. (a)
Senior Secured
08/01/15	11.500%	941,000	1,039,805
Total			7,626,838
Other Industry 0.5%
Interline Brands, Inc.
11/15/18	7.000%	1,250,000	1,329,687

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	$627,000	$646,594
Total			1,976,281
Packaging 1.5%
Ardagh Packaging Finance PLC Senior Secured (a)
10/15/17	7.375%	493,000	528,743
Berry Plastics Corp. Secured (b)
01/15/21	9.750%	532,000	589,190
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	1,751,000	1,851,682
Senior Secured
04/15/19	7.125%	1,083,000	1,166,933
08/15/19	7.875%	976,000	1,085,800
Sealed Air Corp. (a)
09/15/21	8.375%	251,000	282,375
Total			5,504,723
Pharmaceuticals 1.0%
Endo Health Solutions, Inc.
01/15/22	7.250%	424,000	460,570
Grifols, Inc.
02/01/18	8.250%	971,000	1,068,100
Mylan, Inc. (a)
11/15/18	6.000%	1,134,000	1,213,380
Pharmaceutical Product Development, Inc. Senior Unsecured (a)
12/01/19	9.500%	318,000	354,570
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	535,000	576,463
Total			3,673,083
Retailers 2.9%
99 Cents Only Stores (a)
12/15/19	11.000%	446,000	499,520
AutoNation, Inc.
02/01/20	5.500%	64,000	67,920
Burlington Coat Factory Warehouse Corp. (b)
02/15/19	10.000%	941,000	1,013,927
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	682,000	693,083
Limited Brands, Inc.
04/01/21	6.625%	605,000	677,600
02/15/22	5.625%	2,030,000	2,136,575
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	653,000	666,060
Rite Aid Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Senior Secured
08/15/20	8.000%	$1,400,000	$1,575,000
Senior Unsecured
02/15/27	7.700%	1,453,000	1,216,887
Rite Aid Corp. (b)
03/15/20	9.250%	1,000,000	1,027,500
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	310,000	346,425
06/01/22	5.750%	296,000	318,570
Sonic Automotive, Inc. (a)
07/15/22	7.000%	264,000	281,490
Total			10,520,557
Technology 4.4%
Alliance Data Systems Corp. (a)(b)
04/01/20	6.375%	442,000	461,338
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	1,363,000	1,376,630
Anixter, Inc.
05/01/19	5.625%	245,000	256,025
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	510,000	550,800
CDW LLC/Finance Corp.
04/01/19	8.500%	1,775,000	1,939,187
Senior Secured
12/15/18	8.000%	325,000	360,750
Cardtronics, Inc.
09/01/18	8.250%	970,000	1,079,125
CommScope, Inc. (a)
01/15/19	8.250%	176,000	188,540
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	385,000	432,163
First Data Corp.
01/15/21	12.625%	1,321,000	1,337,512
First Data Corp. (a)
Senior Secured
06/15/19	7.375%	1,562,000	1,608,860
08/15/20	8.875%	555,000	604,950
11/01/20	6.750%	1,301,000	1,284,738
Interactive Data Corp.
08/01/18	10.250%	1,505,000	1,696,887
NXP BV/Funding LLC Senior Secured (a)
08/01/18	9.750%	1,274,000	1,465,100
Nuance Communications, Inc. (a)
08/15/20	5.375%	1,414,000	1,440,512
Total			16,083,117

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	$657,000	$709,560
03/15/20	9.750%	477,000	537,221
Hertz Corp. (The)
01/15/21	7.375%	808,000	878,700
Total			2,125,481
Wireless 4.8%
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	1,901,000	2,005,555
Cricket Communications, Inc. (b)
10/15/20	7.750%	573,000	555,810
MetroPCS Wireless, Inc.
09/01/18	7.875%	605,000	648,863
11/15/20	6.625%	224,000	231,840
NII Capital Corp.
04/01/21	7.625%	1,191,000	920,047
Nextel Communications, Inc.
08/01/15	7.375%	519,000	521,595
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	1,698,000	1,774,410
Sprint Capital Corp.
11/15/28	6.875%	4,607,000	4,169,335
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	494,000	505,115
Sprint Nextel Corp. (a)
11/15/18	9.000%	2,890,000	3,406,587
03/01/20	7.000%	438,000	479,610
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	830,000	759,450
Senior Secured
02/15/18	7.250%	1,344,000	1,233,120
Total			17,211,337
Wirelines 5.3%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	2,063,000	2,302,372
03/15/22	5.800%	3,404,000	3,645,075
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	1,291,000	1,439,465
04/15/22	8.750%	330,000	367,950
Frontier Communications Corp. (b)
Senior Unsecured
07/01/21	9.250%	571,000	650,940
01/15/23	7.125%	128,000	130,240
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	401,000	409,020
Level 3 Communications, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Unsecured
02/01/19	11.875%	$982,000	$1,094,930
Level 3 Communications, Inc. (a)(b)
Senior Unsecured
06/01/19	8.875%	314,000	320,280
Level 3 Financing, Inc.
02/15/17	8.750%	389,000	406,019
02/01/18	10.000%	807,000	885,682
04/01/19	9.375%	416,000	455,520
07/01/19	8.125%	974,000	1,020,265
07/15/20	8.625%	750,000	802,500
PAETEC Holding Corp.
12/01/18	9.875%	955,000	1,081,537
Senior Secured
06/30/17	8.875%	785,000	849,762
Qwest Corp. Senior Unsecured
12/01/21	6.750%	982,000	1,158,623
Windstream Corp.
09/01/18	8.125%	630,000	670,950
Zayo Group LLC/Inc. (a)
07/01/20	10.125%	773,000	829,043
Senior Secured
01/01/20	8.125%	791,000	840,438
Total			19,360,611
Total Corporate Bonds & Notes (Cost: $309,558,524)			$326,312,187

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (a)(d)(h)(i)
10/01/13	13.000%	$3,250,000	$1,950,000
Total Municipal Bonds (Cost: $3,250,000)			$1,950,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.9%
Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan (j)(k)
01/27/17	6.000%	$360,000	$361,051

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage 0.2%
Nuveen Investments, Inc. 2nd Lien Term Loan (j)(k)
02/28/19	8.250%	$711,000	$715,444
Construction Machinery 0.5%
CPM Acquisition Corp. (g)(j)(k)
1st Lien Term Loan
08/29/17	6.250%	1,114,000	1,108,430
2nd Lien Term Loan
03/01/18	10.250%	715,000	707,850
Total			1,816,280
Consumer Cyclical Services 0.3%
West Corp. Tranche B6 Term Loan (g)(j)(k)
06/30/18	5.750%	1,090,000	1,093,412
Food and Beverage 0.3%
Candy Intermediate Holdings, Inc. Term Loan (j)(k)
06/18/18	7.500%	846,000	848,749
Gaming 0.8%
Caesars Octavius LLC Tranche B Term Loan (j)(k)
04/25/17	9.250%	2,288,837	2,240,497
ROC Finance LLC (g)(j)(k)
Tranche B Term Loan
08/19/17	8.500%	184,000	186,760
ROC Finance LLC (j)(k)
Tranche B Term Loan
08/19/17	8.500%	392,000	397,880
Total			2,825,137
Health Care 0.5%
U.S. Renal Care, Inc. (j)(k)
1st Lien Term Loan
07/03/19	6.253%	860,000	866,450
2nd Lien Term Loan
01/03/20	10.250%	860,000	872,900
Total			1,739,350
Media Cable 0.2%
WideOpenWest Finance LLC Term Loan (j)(k)
07/17/18	6.250%	786,000	785,513

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable 0.9%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (j)(k)
09/16/19	7.500%	$3,283,000	$3,291,207
Property & Casualty 1.0%
Asurion LLC (g)(j)(k)
1st Lien Term Loan
05/24/18	5.500%	1,718,000	1,722,020
Asurion LLC (j)(k)
1st Lien Term Loan
05/24/18	5.500%	139,000	139,325
Lonestar Intermediate Super Holdings LLC Term Loan (j)(k)
09/02/19	11.000%	1,732,000	1,838,813
Total			3,700,158
Wirelines 0.1%
Zayo Group LLC Term Loan (j)(k)
07/02/19	7.125%	386,000	391,670
Total Senior Loans (Cost: $17,215,967)			$17,567,971

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp. (b)		2,168	$46,352
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp. (e)(f)(l)		50,004	—
TOTAL FINANCIALS			46,352
Total Common Stocks (Cost: $—)			$46,352

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (l)		1,358	$38,703
Total Warrants (Cost: $54,913)			$38,703

		Shares	Value

Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 0.164% (m)(n)		15,579,472	$15,579,472
Total Money Market Funds (Cost: $15,579,472)			$15,579,472

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.1%
Repurchase Agreements 7.1%
Barclays Capital, Inc. dated 08/31/12, matures 09/04/12, repurchase price $8,621,026 (o)
	0.190%	8,620,844	$8,620,844
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $5,000,111 (o)
	0.200%	5,000,000	5,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $10,000,256 (o)
	0.230%	10,000,000	10,000,000
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $2,000,071 (o)
	0.320%	2,000,000	2,000,000
Total			25,620,844
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $25,620,844)			$25,620,844
Total Investments
(Cost: $371,279,720) (p)			$387,115,529(q)
Other Assets & Liabilities, Net			(24,690,288)
Net Assets			$362,425,241

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $103,114,889 or 28.45% of net assets.

(b)	At August 31, 2012, security was partially or fully on loan.
(c)	Zero coupon bond.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $1,950,000, representing 0.54% of net assets. Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
13.000% 10/01/13	10-04-04	$3,250,000
Six Flags, Inc.
0.000% 06/01/14	05-07-10	—

(e)	Negligible market value.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2012, the value of these securities amounted to $1,950,000 or 0.54% of net assets.

(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2012, the value of these securities amounted to $1,950,000, which represents 0.54% of net assets.

(j)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2012.
(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	Non-income producing.
(m)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	6,654,252	41,322,269	(32,397,049)	—	15,579,472	6,008	15,579,472

(o)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital (0.190%)

Security Description	Value ($)

United States Treasury Note/Bond	8,793,265
Total Market Value of Collateral Securities	8,793,265

Citibank NA (0.200%)

Security Description	Value ($)

Fannie Mae REMICS	2,230,694
Fannie Mae-Aces	587,887
Freddie Mac REMICS	1,799,323
Government National Mortgage Association	482,096
Total Market Value of Collateral Securities	5,100,000

Nomura Securities (0.230%)

Security Description	Value ($)

Fannie Mae Pool	7,002,669
Freddie Mac Gold Pool	3,197,331
Total Market Value of Collateral Securities	10,200,000

Pershing LLC (0.320%)

Security Description	Value ($)

Fannie Mae REMICS	479,442
Federal Home Loan Banks	9,524
Freddie Mac Reference REMIC	1
Freddie Mac REMICS	117,429
Ginnie Mae I Pool	285,716
Ginnie Mae II Pool	665,106
Government National Mortgage Association	29,614
United States Treasury Note/Bond	453,168
Total Market Value of Collateral Securities	2,040,000

(p)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $371,280,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,306,000
Unrealized Depreciation	(2,470,000)
Net Unrealized Appreciation	$15,836,000

(q)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	326,312,187	—	326,312,187
Municipal Bonds	—	1,950,000	—	1,950,000
Total Bonds	—	328,262,187	—	328,262,187

Senior Loans
Senior Loans	—	17,567,971	—	17,567,971
Total Senior Loans		17,567,971		17,567,971

Equity Securities
Common Stocks
Financials	46,352	—	—	46,352
Warrants		—
Energy	—	38,703	—	38,703
Total Equity Securities	46,352	38,703	—	85,055

Other
Money Market Funds	15,579,472	—	—	15,579,472
Investments of Cash Collateral Received for Securities on Loan	—	25,620,844	—	25,620,844
Total Other	15,579,472	25,620,844	—	41,200,316
Total	15,625,824	371,489,705	—	387,115,529

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Warrants ($)
Balance as of May 31, 2012	300
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	—
Sales	(300)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2012	—

(a)Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia International Bond Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 3.4%
SUPRA-NATIONAL 3.2%
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	$50,000,000	$730,643
Eurofima Senior Unsecured
10/21/19	4.375%	EUR	100,000	147,302
European Investment Bank Senior Unsecured
06/20/17	1.400%	JPY	49,000,000	657,145
Nordic Investment Bank Senior Unsecured
04/27/17	1.700%	JPY	50,000,000	688,117
Total				2,223,207
UKRAINE 0.2%
MHP SA (b)
04/29/15	10.250%		100,000	98,751
Total Corporate Bonds & Notes (Cost: $1,877,358)				$2,321,958

Inflation-Indexed Bonds(a) 0.1%
URUGUAY 0.1%
Uruguay Government International Bond
04/05/27	4.250%	UYU	1,932,364	103,533
Total Inflation-Indexed Bonds (Cost: $109,557)				$103,533

Foreign Government Obligations(a) 90.4%
ARGENTINA 0.4%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		100,000	87,000
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		220,000	171,600
Argentine Republic Government International Bond Senior Unsecured
12/31/33	8.280%		54,022	36,735
Total				295,335
AUSTRALIA 4.4%
Australia Government Bond Senior Unsecured
04/21/23	5.500%	AUD	160,000	201,018
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,500,000	1,720,752

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
AUSTRALIA (CONTINUED)
Local Government Guaranteed
11/15/16	5.750%	AUD	$220,000	$249,431
06/15/20	6.000%	AUD	720,000	859,510
Total				3,030,711
AUSTRIA 0.4%
Austria Government Bond Senior Unsecured (b)
09/15/17	4.300%	EUR	170,000	249,236
BELGIUM 0.1%
Belgium Government Bond
03/28/15	3.500%	EUR	75,000	101,335
BRAZIL 0.6%
Brazilian Government International Bond
01/20/34	8.250%		70,000	116,200
Senior Unsecured
02/03/15	7.375%	EUR	30,000	43,319
03/07/15	7.875%		50,000	58,375
Petrobras International Finance Co.
01/27/21	5.375%		150,000	167,049
Total				384,943
BULGARIA 0.1%
Bulgaria Government International Bond Senior Unsecured
01/15/15	8.250%		60,000	68,532
CANADA 8.8%
Canadian Government Bond
08/01/14	2.250%	CAD	1,600,000	1,656,647
06/01/22	2.750%	CAD	300,000	330,753
Province of Ontario
06/02/19	4.400%	CAD	2,800,000	3,211,926
Province of Quebec
12/01/17	4.500%	CAD	700,000	796,882
Senior Unsecured
04/29/19	5.000%	EUR	50,000	77,277
Total				6,073,485
CHINA 0.1%
China Government International Bond Senior Unsecured
10/29/13	4.750%		50,000	52,322

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
COLOMBIA 0.8%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%		$200,000	$232,000
05/21/24	8.125%		50,000	75,000
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		45,000	58,050
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	340,000,000	208,940
Total				573,990
DENMARK 0.2%
Denmark Government Bond
11/15/13	5.000%	DKK	695,000	124,703
DOMINICAN REPUBLIC 0.2%
Dominican Republic International Bond Senior Unsecured (b)
05/06/21	7.500%		150,000	169,469
FINLAND 0.3%
Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR	145,000	203,819
FRANCE 10.1%
France Government Bond OAT
04/25/17	3.750%	EUR	350,000	497,944
10/25/18	4.250%	EUR	770,000	1,134,605
04/25/19	4.250%	EUR	228,000	337,108
10/25/20	2.500%	EUR	1,810,000	2,387,034
04/25/29	5.500%	EUR	420,000	713,859
French Treasury Note BTAN
02/25/16	2.250%	EUR	1,400,000	1,868,575
Total				6,939,125
GERMANY 11.7%
Bundesobligation
04/08/16	2.750%	EUR	1,200,000	1,651,541
Bundesrepublik Deutschland
07/04/17	4.250%	EUR	555,000	827,433
01/04/19	3.750%	EUR	1,010,000	1,511,356
07/04/21	3.250%	EUR	1,600,000	2,364,181
07/04/28	4.750%	EUR	700,000	1,222,695
07/04/42	3.250%	EUR	300,000	474,354
Total				8,051,560

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
HUNGARY 0.1%
Hungary Government International Bond Senior Unsecured
07/18/16	3.500%	EUR	$40,000	$46,503
INDONESIA 2.0%
Indonesia Government International Bond
Senior Unsecured
04/20/15	7.250%		38,000	42,940
Indonesia Government International Bond (b)
Senior Unsecured
04/20/15	7.250%		80,000	90,400
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	3,800,000,000	467,101
09/15/25	11.000%	IDR	1,330,000,000	192,977
Majapahit Holding BV (b)
08/07/19	8.000%		450,000	554,625
Total				1,348,043
JAPAN 10.0%
Japan Government 10-Year Bond
Senior Unsecured
09/20/18	1.500%	JPY	5,900,000	80,567
12/20/18	1.400%	JPY	105,000,000	1,426,726
06/20/20	1.100%	JPY	150,500,000	2,003,444
Japan Government 20-Year Bond
Senior Unsecured
12/20/22	1.400%	JPY	70,000,000	941,966
09/20/23	1.900%	JPY	29,000,000	407,773
06/20/25	1.900%	JPY	50,000,000	697,182
09/20/29	2.100%	JPY	80,000,000	1,113,974
Japan Government 30-Year Bond Senior Unsecured
09/20/40	2.000%	JPY	20,000,000	262,377
Total				6,934,009
KAZAKHSTAN 0.4%
KazMunayGas National Co. Senior Unsecured (b)
05/05/20	7.000%		200,000	245,718
LITHUANIA 0.2%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%		120,000	138,208
MEXICO 6.2%
Comision Federal de Electricidad Senior Unsecured (b)
05/26/21	4.875%		200,000	222,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
MEXICO (CONTINUED)
Mexican Bonos
12/13/18	8.500%	MXN	$1,120,500	$1,002,736
06/11/20	8.000%	MXN	830,000	741,144
05/31/29	8.500%	MXN	1,900,000	1,799,552
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		90,000	105,300
01/11/40	6.050%		40,000	53,300
Pemex Project Funding Master Trust
01/21/21	5.500%		300,000	348,000
02/24/25	5.500%	EUR	20,000	28,241
Total				4,300,773
NETHERLANDS 4.5%
Netherlands Government Bond (b)
07/15/16	4.000%	EUR	240,000	342,866
07/15/18	4.000%	EUR	1,300,000	1,914,438
07/15/20	3.500%	EUR	600,000	873,701
Total				3,131,005
NEW ZEALAND 0.9%
New Zealand Government Bond
Senior Unsecured
04/15/13	6.500%	NZD	55,000	45,257
12/15/17	6.000%	NZD	500,000	462,767
05/15/21	6.000%	NZD	150,000	144,548
Total				652,572
NORWAY 6.1%
Eksportfinans ASA
03/20/14	1.600%	JPY	65,000,000	783,326
Norway Government Bond
05/15/13	6.500%	NOK	2,000,000	356,734
05/15/15	5.000%	NOK	2,300,000	434,023
05/19/17	4.250%	NOK	5,240,000	1,018,913
05/22/19	4.500%	NOK	8,000,000	1,634,690
Total				4,227,686
PANAMA 0.1%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%		65,000	92,690
PERU 0.6%
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	292,000
11/21/33	8.750%		27,000	46,440
03/14/37	6.550%		45,000	64,575
Total				403,015

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PHILIPPINES 0.2%
Philippine Government International Bond Senior Unsecured
03/17/15	8.875%		$105,000	$123,637
POLAND 4.5%
Poland Government Bond
10/24/15	6.250%	PLN	1,600,000	512,687
10/25/19	5.500%	PLN	7,900,000	2,513,994
Poland Government International Bond Senior Unsecured
10/19/15	5.000%		50,000	55,563
Total				3,082,244
RUSSIAN FEDERATION 1.7%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%		200,000	244,080
03/07/22	6.510%		400,000	469,624
Gazprom OAO Via Gazprom International SA Senior Unsecured
02/01/20	7.201%		12,795	14,428
Russian Foreign Bond - Eurobond
Senior Unsecured
03/31/30	7.500%		114,310	142,602
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
04/29/20	5.000%		100,000	113,750
03/31/30	7.500%		161,000	200,848
Total				1,185,332
SOUTH AFRICA 0.3%
South Africa Government International Bond
05/16/13	5.250%	EUR	50,000	64,751
Senior Unsecured
03/08/41	6.250%		120,000	162,000
Total				226,751
SWEDEN 4.2%
Sweden Government Bond
10/08/12	5.500%	SEK	2,775,000	420,795
08/12/17	3.750%	SEK	14,380,000	2,455,371
Total				2,876,166
TURKEY 0.7%
Turkey Government International Bond
Senior Unsecured
03/30/21	5.625%		250,000	290,000
02/05/25	7.375%		140,000	183,750
Total				473,750

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

UNITED KINGDOM 8.6%
Network Rail Infrastructure Finance PLC Government Guaranteed
12/09/30	4.375%	GBP	$60,000	$117,088
United Kingdom Gilt
03/07/19	4.500%	GBP	1,540,000	3,009,468
09/07/20	3.750%	GBP	450,000	852,302
09/07/21	3.750%	GBP	430,000	818,401
03/07/25	5.000%	GBP	253,000	543,299
03/07/36	4.250%	GBP	300,000	599,808
Total				5,940,366
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%		40,000	62,100
VENEZUELA 0.8%
Petroleos de Venezuela SA
11/02/17	8.500%		500,000	443,750

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)

VENEZUELA (CONTINUED)
Venezuela Government International Bond Senior Unsecured
08/23/22	12.750%	$84,000	$87,780
Total			531,530
Total Foreign Government Obligations (Cost: $59,764,635)			$62,340,663

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.164% (c)(d)	2,135,038	$2,135,038
Total Money Market Funds (Cost: $2,135,038)		$2,135,038
Total Investments
(Cost: $63,886,588) (e)		$66,901,192(f)
Other Assets & Liabilities, Net		2,070,318
Net Assets		$68,971,510

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2012

At August 31, 2012, $7,150 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(6)	(1,323,469)	January 2013	—	(1,040)
U.S. Treasury Note, 10-year	(5)	(668,594)	December 2012	—	(5,359)
Total				—	(6,399)

Forward Foreign Currency Exchange Contracts Open at August 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	Sept. 14, 2012	1,274,356	100,000,000	2,951	—
		(USD)	(JPY)
Morgan Stanley	Sept. 20, 2012	134,110	900,000	1,714	—
		(USD)	(SEK)
State Street Bank & Trust Company	Sept. 25, 2012	900,000	1,109,529	—	(22,719)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	Sept. 25, 2012	2,000,000	602,682	699	—
		(PLN)	(USD)
Total				5,364	(22,719)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $6,137,154 or 8.90% of net assets.

(c)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	5,011,483	(2,876,445)	—	2,135,038	—	412	2,135,038

(e)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $63,887,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,777,000
Unrealized Depreciation	(763,000)
Net Unrealized Appreciation	$3,014,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for	Other Significant Observable	Significant Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Corporate Bonds & Notes	—	2,321,958	—	2,321,958
Inflation-Indexed Bonds	—	103,533	—	103,533
Foreign Government Obligations	—	62,340,663	—	62,340,663
Total Bonds	—	64,766,154	—	64,766,154
Other
Money Market Funds	2,135,038	—	—	2,135,038
Total Other	2,135,038	—	—	2,135,038

Investments in Securities	2,135,038	64,766,154	—	66,901,192
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,364	—	5,364
Liabilities
Futures Contracts	(6,399)	—	—	(6,399)
Forward Foreign Currency Exchange Contracts	—	(22,719)	—	(22,719)
Total	2,128,639	64,748,799	—	66,877,438

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Risk Allocation Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Exchange-Traded Funds 1.3%
PowerShares DB Gold Fund (a)	2,691	$156,858
Total Exchange-Traded Funds (Cost: $150,138)		$156,858

Issuer	Shares	Value

Mutual Funds 52.5%
Central Fund of Canada Ltd., Class A Shares	63,116	$1,399,282
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	314,532	3,063,544
Columbia Emerging Markets Fund, Class I Shares (a) (b)	199,908	1,825,158
Total Mutual Funds (Cost: $5,853,503)		$6,287,984

	Shares	Value

Money Market Funds 41.8%
Columbia Short-Term Cash Fund, 0.164% (b)(c)	5,013,376	$5,013,376
Total Money Market Funds (Cost: $5,013,376)		$5,013,376
Total Investments
(Cost: $11,017,017) (d)		$11,458,218(e)
Other Assets & Liabilities, Net		527,097
Net Assets		$11,985,315

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2012

At August 31, 2012, $354,147 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
Contract	Contracts	Market	Expiration	Unrealized	Unrealized
Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Canadian Bond, 10-year	7	970,307	Dec. 2012	2,087	—
E-Mini S&P 500 Index	32	2,248,160	Sept. 2012	62,244	—
Euro-Bund	13	2,326,804	Dec. 2012	6,631	—
Euro Stoxx 50	18	551,520	Sept. 2012	48,811	—
FTSE 100 Index	6	542,902	Sept. 2012	10,607	—
Long Gilt	6	1,152,303	Dec. 2012	2,916	—
Mini JGB, 10-year	14	2,570,407	Dec. 2012	1,194	—
Topix Index	6	556,741	Sept. 2012	—	(12,175)
U.S. Treasury Long Bond, 15-year	20	3,028,125	Dec. 2012	33,246	—
				167,736	(12,175)

Interest Rate Swap Contracts Outstanding at August 31, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Wells Fargo Bank	6-Month AUD Bankbills	Pay	3.9520	June 20, 2022	930,000	15,103	—
Wells Fargo Bank	6-Month JPY LIBOR	Pay	0.8240	June 21, 2022	58,420,000	3,079	—
Wells Fargo Bank	6-Month Euribor	Pay	1.9425	June 21, 2022	590,000	18,267	—
Wells Fargo Bank	3-Month USD LIBOR	Pay	2.4370	June 21, 2042	860,000	—	(4,158)
						36,449	(4,158)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Commodity Strategy Fund	—	3,141,163	(408,325)	30,675	2,732,838	—	—	3,063,544
Columbia Emerging Markets Fund	—	2,092,992	(237,000)	(13,092)	1,842,900	64,658	—	1,825,158
Columbia Short-Term Cash Fund	—	13,245,189	(8,231,813)		5,013,376	—	864	5,013,376
Total	—	18,479,344	(8,877,138)	17,583	9,589,114	64,658	864	9,902,078

(c)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(d)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $11,017,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$459,000
Unrealized Depreciation	(18,000)
Net Unrealized Appreciation	$441,000

(e)	Securities are valued using policies described below:

Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Exchange-Traded Funds	156,858	—	—	156,858
Total Equity Securities	156,858	—	—	156,858

Other
Mutual Funds	6,287,984	—	—	6,287,984
Money Market Funds	5,013,376	—	—	5,013,376
Total Other	11,301,360	—	—	11,301,360

Investments in Securities	11,458,218	—	—	11,458,218
Derivatives
Assets
Futures Contracts	167,736	—	—	167,736
Swap Contracts	—	36,449	—	36,449
Liabilities
Futures Contracts	(12,175)	—	—	(12,175)
Swap Contracts	—	(4,158)	—	(4,158)
Total	11,613,779	32,291	—	11,646,070

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Strategic Income Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 43.9%
Aerospace & Defense 1.2%
ADS Tactical, Inc. Senior Secured (b)(c)
04/01/18	11.000%	$6,481,000	$6,497,202
Huntington Ingalls Industries, Inc. (b)
03/15/18	6.875%	2,774,000	2,968,180
03/15/21	7.125%	5,258,000	5,691,785
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	7,967,000	8,484,855
Oshkosh Corp.
03/01/20	8.500%	4,629,000	5,138,190
Oshkosh Corp. (b)
03/01/17	8.250%	1,263,000	1,389,300
TransDigm, Inc. (b)
12/15/18	7.750%	1,658,000	1,846,598
Total			32,016,110
Automotive 1.0%
Chrysler Group LLC/Co-Issuer, Inc. (b)
Secured
06/15/19	8.000%	622,000	656,210
06/15/21	8.250%	4,536,000	4,785,480
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	710,000	756,150
Dana Holding Corp. (b)
Senior Unsecured
02/15/21	6.750%	408,000	438,600
Delphi Corp. (b)
05/15/19	5.875%	1,137,000	1,227,960
05/15/21	6.125%	757,000	832,700
Lear Corp.
03/15/18	7.875%	6,134,000	6,747,400
Lear Corp. (b)
03/15/20	8.125%	1,594,000	1,783,288
Schaeffler Finance BV (b)(c)
Senior Secured
02/15/17	7.750%	1,381,000	1,498,385
02/15/19	8.500%	1,619,000	1,784,947
Visteon Corp. (b)
04/15/19	6.750%	6,140,000	6,239,775
Total			26,750,895
Banking 1.2%
BES Investimento do Brasil SA Senior Unsecured (c)
03/25/15	5.625%	1,000,000	970,000
BanColombia SA Senior Unsecured (b)
06/03/21	5.950%	1,600,000	1,764,000
Banco de Bogota SA Senior Unsecured (b)(c)
01/15/17	5.000%	1,000,000	1,071,238

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Banco de Credito del Peru Subordinated Notes (c)(d)
10/15/22	7.170%	PEN	2,000,000	$834,769
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	12,850,000		13,811,694
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	15,000		16,388
01/14/22	4.500%	885,000		935,235
JPMorgan Chase & Co. Senior Unsecured
08/15/21	4.350%	2,840,000		3,112,546
Lloyds Banking Group PLC (c)(d)
12/31/49	6.657%	230,000		170,775
Morgan Stanley
Senior Unsecured
01/26/20	5.500%	500,000		510,192
07/28/21	5.500%	7,165,000		7,345,852
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,840,000		2,033,200
Total				32,575,889
Brokerage 0.6%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	2,505,000		2,548,837
11/30/17	12.500%	9,132,000		10,421,895
Neuberger Berman Group LLC/Finance Corp. (b)(c)
Senior Unsecured
03/15/22	5.875%	1,987,000		2,106,220
Neuberger Berman Group LLC/Finance Corp. (c)
Senior Unsecured
03/15/20	5.625%	1,092,000		1,152,060
Total				16,229,012
Building Materials 0.7%
Building Materials Corp. of America (c)
Senior Notes
05/01/21	6.750%	7,777,000		8,496,372
Senior Secured
02/15/20	7.000%	945,000		1,022,963
Gibraltar Industries, Inc.
12/01/15	8.000%	2,523,000		2,592,382
Interface, Inc.
12/01/18	7.625%	1,002,000		1,077,150
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,999,000		2,999,000
Nortek, Inc.
12/01/18	10.000%	316,000		346,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Nortek, Inc. (b) 04/15/21	8.500%	$1,307,000	$1,388,688
Total			17,922,575
Chemicals 1.3%
Ashland, Inc. Senior Unsecured (c)
08/15/22	4.750%	1,360,000	1,363,400
Celanese U.S. Holdings LLC (b)
06/15/21	5.875%	814,000	899,470
Hexion US Finance Corp. Senior Secured (b)
04/15/20	6.625%	4,671,000	4,717,710
Huntsman International LLC (b)
03/15/21	8.625%	1,326,000	1,518,270
JM Huber Corp. Senior Notes (b)(c)
11/01/19	9.875%	2,430,000	2,694,263
LyondellBasell Industries NV (b)
Senior Unsecured
11/15/21	6.000%	9,394,000	10,709,160
04/15/24	5.750%	6,124,000	6,935,430
MacDermid, Inc. (c)
04/15/17	9.500%	2,058,500	2,145,986
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	2,153,000	2,454,420
Polypore International, Inc. (b)
11/15/17	7.500%	2,710,000	2,913,250
Total			36,351,359
Construction Machinery 1.2%
Ashtead Capital, Inc. (b)(c)
07/15/22	6.500%	681,000	708,240
CNH Capital LLC (c)
11/01/16	6.250%	3,395,000	3,683,575
Case New Holland, Inc. (b)
12/01/17	7.875%	5,512,000	6,476,600
Columbus McKinnon Corp.
02/01/19	7.875%	950,000	1,009,375
H&E Equipment Services, Inc. (c)
09/01/22	7.000%	960,000	996,000
Manitowoc Co., Inc. (The) (b)
11/01/20	8.500%	1,950,000	2,159,625
Neff Rental LLC/Finance Corp. Secured (c)
05/15/16	9.625%	4,296,000	4,306,740
Terex Corp.
04/01/20	6.500%	1,845,000	1,932,638
UR Merger Sub Corp. (b)
12/15/19	9.250%	5,225,000	5,865,062

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
09/15/20	8.375%	$1,662,000	$1,778,340
Senior Unsecured
02/01/21	8.250%	1,450,000	1,587,750
UR Merger Sub Corp. (b)(c)
Secured
07/15/18	5.750%	1,228,000	1,298,610
UR Merger Sub Corp. (c)
05/15/20	7.375%	1,015,000	1,075,900
Total			32,878,455
Consumer Cyclical Services 0.1%
Goodman Networks, Inc. Senior Secured (c)
07/01/18	12.375%	2,134,000	2,240,700

Consumer Products 0.4%
Libbey Glass, Inc. (c)
05/15/20	6.875%	973,000	1,036,245
Sealy Mattress Co. (b)
06/15/14	8.250%	2,942,000	2,923,613
Spectrum Brands, Inc. (b)
Senior Secured
06/15/18	9.500%	5,694,000	6,498,277
Spectrum Brands, Inc. (b)(c)
03/15/20	6.750%	667,000	700,350
Total			11,158,485
Diversified Manufacturing 0.2%
Actuant Corp. (c)
06/15/22	5.625%	1,319,000	1,358,570
Amsted Industries, Inc. Senior Notes (c)
03/15/18	8.125%	2,182,000	2,359,288
Tomkins LLC/Inc. Secured (b)
10/01/18	9.000%	1,481,000	1,651,315
Total			5,369,173
Electric 3.1%
AES Corp. (The) (b)
Senior Unsecured
10/15/17	8.000%	519,000	605,933
07/01/21	7.375%	5,287,000	6,053,615
Appalachian Power Co. Senior Unsecured (b)
03/30/21	4.600%	360,000	411,049
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	739,000	871,076
Calpine Corp. Senior Secured (b)(c)
02/15/21	7.500%	6,657,000	7,389,270

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%	$1,500,000	$1,591,530
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	500,000	678,812
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	895,000	1,350,288
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	1,080,000	1,309,393
Dominion Resources, Inc. (b)
Senior Unsecured
08/15/19	5.200%	3,904,000	4,659,092
08/01/41	4.900%	1,045,000	1,229,501
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	3,930,000	4,172,599
08/15/22	3.050%	415,000	416,342
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	3,585,000	4,339,865
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	1,887,000	2,080,417
Ipalco Enterprises, Inc. Senior Secured (c)
04/01/16	7.250%	2,415,000	2,680,650
Nevada Power Co.
01/15/15	5.875%	1,815,000	2,021,008
05/15/18	6.500%	10,355,000	12,921,673
08/01/18	6.500%	720,000	902,533
04/01/36	6.650%	950,000	1,341,594
Oncor Electric Delivery Co. LLC Senior Secured (b)
06/01/42	5.300%	3,300,000	3,577,741
PacifiCorp 1st Mortgage
09/15/13	5.450%	255,000	267,144
Pacific Gas & Electric Co.
Senior Unsecured
04/15/42	4.450%	575,000	637,028
Pacific Gas & Electric Co. (b)
Senior Unsecured
10/01/20	3.500%	1,340,000	1,482,556
Progress Energy, Inc.
Senior Unsecured
04/01/22	3.150%	3,855,000	3,918,160
Progress Energy, Inc. (b)
Senior Unsecured
12/01/19	4.875%	3,522,000	4,079,497

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Sierra Pacific Power Co.
05/15/16	6.000%	$3,020,000	$3,531,603
TransAlta Corp. Senior Unsecured
05/15/18	6.650%	7,330,000	8,235,724
Total			82,755,693
Entertainment 0.3%
AMC Entertainment, Inc.
12/01/20	9.750%	1,965,000	2,171,325
AMC Entertainment, Inc. (b)
06/01/19	8.750%	3,177,000	3,478,815
Six Flags, Inc. (c)(e)(f)(g)
06/01/14	9.625%	1,557,000	—
Speedway Motorsports, Inc. (b)
02/01/19	6.750%	722,000	760,808
Vail Resorts, Inc. (b)
05/01/19	6.500%	623,000	672,840
Total			7,083,788
Environmental 0.1%
Clean Harbors, Inc. (c)
08/01/20	5.250%	2,331,000	2,392,189

Food and Beverage 1.4%
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	855,000	1,084,332
Constellation Brands, Inc.
03/01/23	4.625%	522,000	531,135
Cott Beverages, Inc. (b)
11/15/17	8.375%	1,185,000	1,296,094
09/01/18	8.125%	1,291,000	1,421,714
Heineken NV Senior Unsecured (c)
04/01/22	3.400%	4,300,000	4,488,731
Kraft Foods Group, Inc. (c)
08/23/18	6.125%	10,960,000	13,457,610
02/10/20	5.375%	28,000	33,621
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	3,797,000	4,620,000
02/10/20	5.375%	27,000	32,451
MHP SA (b)(c)
04/29/15	10.250%	3,204,000	3,163,970
SABMiller Holdings, Inc. (c)
01/15/17	2.450%	6,905,000	7,214,627
Total			37,344,285

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming 1.1%
Caesars Entertainment Operating Co., Inc. Senior Secured (b)(c)
02/15/20	8.500%	$3,756,000	$3,704,355
Chester Downs & Marina LLC Senior Secured (b)(c)
02/01/20	9.250%	1,718,000	1,735,180
MGM Resorts International
03/01/18	11.375%	1,925,000	2,218,563
MGM Resorts International (b)
07/15/15	6.625%	780,000	813,150
06/01/16	7.500%	995,000	1,038,531
Senior Secured
03/15/20	9.000%	5,811,000	6,508,320
Penn National Gaming, Inc. Senior Subordinated Notes (b)
08/15/19	8.750%	1,647,000	1,838,464
ROC Finance LLC/Corp. Secured (c)
09/01/18	12.125%	2,529,000	2,883,060
Seminole Indian Tribe of Florida (c)
10/01/17	7.750%	444,000	488,400
10/01/20	7.804%	2,675,000	2,648,624
Senior Secured
10/01/20	6.535%	1,510,000	1,564,103
Seneca Gaming Corp. (c)
12/01/18	8.250%	2,909,000	2,996,270
Tunica-Biloxi Gaming Authority Senior Unsecured (c)
11/15/15	9.000%	2,397,000	2,169,285
Total			30,606,305
Gas Pipelines 2.3%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	3,219,000	3,738,476
El Paso LLC
Senior Unsecured
06/01/18	7.250%	779,000	897,797
01/15/32	7.750%	6,853,000	8,068,462
El Paso LLC (b)
Senior Unsecured
06/15/14	6.875%	1,495,000	1,617,910
09/15/20	6.500%	6,549,000	7,408,556
Enterprise Products Operating LLC
02/15/42	5.700%	2,145,000	2,471,109
Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	670,000	838,838
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,533,000	4,804,980
02/15/23	5.500%	2,894,000	2,959,115
NiSource Finance Corp.
09/15/17	5.250%	9,860,000	11,444,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	$500,000	$586,904
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	2,715,000	3,637,951
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,409,000	1,549,900
12/01/18	6.875%	1,682,000	1,812,355
07/15/21	6.500%	3,807,000	4,073,490
Southern Natural Gas Co. LLC Senior Unsecured (c)
04/01/17	5.900%	1,255,000	1,477,550
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	2,270,000	2,309,725
TransCanada PipeLines Ltd. Senior Unsecured
01/15/39	7.625%	575,000	901,365
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured (c)
08/01/42	4.450%	2,465,000	2,565,540
Total			63,164,023
Health Care 3.0%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	697,305	751,346
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	1,625,000	1,726,562
Biomet, Inc. (c)
08/01/20	6.500%	2,705,000	2,806,437
CHS/Community Health Systems, Inc.
11/15/19	8.000%	2,605,000	2,813,400
CHS/Community Health Systems, Inc. (b)
07/15/20	7.125%	3,269,000	3,424,277
Senior Secured
08/15/18	5.125%	3,186,000	3,285,562
ConvaTec Healthcare E SA Senior Unsecured (b)(c)
12/15/18	10.500%	5,272,000	5,614,680
DaVita, Inc. (b)
08/15/22	5.750%	2,488,000	2,587,520
Emdeon, Inc. (c)
12/31/19	11.000%	2,635,000	3,003,900
Fresenius Medical Care U.S. Finance II, Inc. (b)(c)
07/31/19	5.625%	813,000	868,894
Fresenius Medical Care U.S. Finance II, Inc. (c)
01/31/22	5.875%	1,054,000	1,119,875
Fresenius Medical Care U.S. Finance, Inc. (b)(c)
09/15/18	6.500%	621,000	696,296

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
HCA, Inc. Senior Secured
02/15/20	6.500%	$4,178,000	$4,590,577
HCA, Inc. (b)
02/15/22	7.500%	3,136,000	3,488,800
Senior Secured
09/15/20	7.250%	5,574,000	6,176,689
Health Management Associates, Inc. (b)(c)
01/15/20	7.375%	1,539,000	1,646,730
Hologic, Inc. (b)(c)
08/01/20	6.250%	973,000	1,030,164
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	4,867,000	4,641,901
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (b)(c)
11/01/18	10.500%	1,262,000	1,284,085
LifePoint Hospitals, Inc. (b)
10/01/20	6.625%	1,002,000	1,073,393
Multiplan, Inc. (b)(c)
09/01/18	9.875%	5,520,000	6,058,200
Omnicare, Inc. (b)
06/01/20	7.750%	1,499,000	1,652,648
PSS World Medical, Inc.
03/01/22	6.375%	409,000	432,518
Physio-Control International, Inc. Senior Secured (c)
01/15/19	9.875%	2,117,000	2,286,360
Radnet Management, Inc. (b)
04/01/18	10.375%	970,000	977,275
Rural/Metro Corp. Senior Unsecured (c)
07/15/19	10.125%	1,692,000	1,692,000
STHI Holding Corp. Secured (c)
03/15/18	8.000%	891,000	948,915
Tenet Healthcare Corp. Senior Unsecured (b)
08/01/20	8.000%	1,758,000	1,863,480
Truven Health Analytics, Inc. Senior Unsecured (c)
06/01/20	10.625%	1,268,000	1,353,590
United Surgical Partners International, Inc. Senior Unsecured (c)
04/01/20	9.000%	1,472,000	1,580,560
Universal Hospital Services, Inc. Secured (b)(c)
08/15/20	7.625%	843,000	887,258
VWR Funding, Inc. (c)(h)
09/15/17	7.250%	1,512,000	1,521,450
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/18	8.000%	6,289,000	6,603,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
02/01/19	7.750%	$410,000	$427,425
Vanguard Health Holding Co. II LLC/Inc. (c)
02/01/19	7.750%	834,000	869,445
Total			81,785,662
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	2,264,000	2,637,560
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	960,000	1,195,354
Total			3,832,914
Home Construction 0.3%
KB Home
03/15/20	8.000%	1,053,000	1,129,343
KB Home (b)
09/15/22	7.500%	845,000	870,350
Meritage Homes Corp.
04/01/22	7.000%	1,000,000	1,050,000
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,535,000	1,707,687
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (c)
04/15/20	7.750%	660,000	697,950
Taylor Morrison Communities, Inc./Monarch (c)
04/15/20	7.750%	2,129,000	2,251,417
Total			7,706,747
Independent Energy 4.7%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	8,505,000	9,835,046
Antero Resources Finance Corp.
12/01/17	9.375%	154,000	169,785
08/01/19	7.250%	552,000	589,260
Berry Petroleum Co. Senior Unsecured (b)
11/01/20	6.750%	760,000	812,250
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,682,000	2,863,035
Chaparral Energy, Inc.
10/01/20	9.875%	1,090,000	1,237,150
Chaparral Energy, Inc. (b)
09/01/21	8.250%	1,844,000	2,009,960
Chaparral Energy, Inc. (b)(c)
11/15/22	7.625%	932,000	985,590
Chesapeake Energy Corp. (b)
08/15/20	6.625%	4,615,000	4,741,912
02/15/21	6.125%	4,711,000	4,675,667

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Cimarex Energy Co.
05/01/22	5.875%	$3,136,000	$3,332,000
Comstock Resources, Inc.
06/15/20	9.500%	3,958,000	4,175,690
Concho Resources, Inc.
01/15/22	6.500%	1,059,000	1,143,720
Concho Resources, Inc. (b)
01/15/21	7.000%	3,680,000	4,103,200
04/01/23	5.500%	2,229,000	2,307,015
Continental Resources, Inc.
10/01/19	8.250%	216,000	244,080
10/01/20	7.375%	224,000	251,440
04/01/21	7.125%	3,095,000	3,466,400
Continental Resources, Inc. (b)
09/15/22	5.000%	7,447,000	7,782,115
Continental Resources, Inc. (b)(c)
09/15/22	5.000%	1,531,000	1,596,068
EP Energy LLC/Everest Acquisition Finance, Inc. (c)
09/01/22	7.750%	425,000	426,063
EP Energy LLC/Finance, Inc. (b)(c)
Senior Secured
05/01/19	6.875%	3,810,000	4,086,225
EP Energy LLC/Finance, Inc. (c)
Senior Unsecured
05/01/20	9.375%	4,075,000	4,431,562
EnCana Corp. Senior Unsecured
11/15/41	5.150%	2,000,000	2,031,138
Kodiak Oil & Gas Corp. (c)
12/01/19	8.125%	8,777,000	9,325,562
Laredo Petroleum, Inc.
02/15/19	9.500%	6,085,000	6,906,475
05/01/22	7.375%	929,000	998,675
MEG Energy Corp. (b)(c)
01/30/23	6.375%	1,984,000	2,068,320
MEG Energy Corp. (c)
03/15/21	6.500%	2,610,000	2,747,025
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	5,056,000	5,485,760
Oasis Petroleum, Inc.
02/01/19	7.250%	3,349,000	3,533,195
11/01/21	6.500%	3,320,000	3,386,400
01/15/23	6.875%	2,463,000	2,524,575
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	4,244,000	4,795,720
QEP Resources, Inc. (b)
Senior Unsecured
10/01/22	5.375%	5,098,000	5,225,450
Range Resources Corp.
05/15/19	8.000%	1,115,000	1,232,075
08/01/20	6.750%	2,335,000	2,562,662
06/01/21	5.750%	385,000	409,544
Range Resources Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
08/15/22	5.000%	$527,000	$548,739
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	1,297,000	1,355,365
SM Energy Co. (c)
Senior Unsecured
01/01/23	6.500%	1,067,000	1,112,348
WPX Energy, Inc. Senior Unsecured
01/15/22	6.000%	806,000	854,360
Whiting Petroleum Corp.
10/01/18	6.500%	156,000	167,895
Woodside Finance Ltd. (c)
05/10/21	4.600%	4,500,000	4,860,450
Total			127,396,966
Integrated Energy 0.2%
Lukoil International Finance BV (c)
11/05/19	7.250%	1,100,000	1,306,392
11/09/20	6.125%	2,300,000	2,571,412
TNK-BP Finance SA (b)(c)
03/13/18	7.875%	425,000	508,271
Total			4,386,075
Life Insurance 0.1%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/42	6.625%	3,095,000	3,479,223
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	1,055,000	1,131,488
Media Cable 1.2%
CCO Holdings LLC/Capital Corp. (b)
04/30/20	8.125%	4,045,000	4,550,625
01/31/22	6.625%	1,463,000	1,583,697
09/30/22	5.250%	3,965,000	3,925,350
CSC Holdings LLC Senior Unsecured (b)(c)
11/15/21	6.750%	5,126,000	5,536,080
Cablevision Systems Corp. Senior Unsecured (b)
04/15/20	8.000%	1,175,000	1,301,312
Comcast Corp.
08/15/37	6.950%	3,430,000	4,658,273
DISH DBS Corp.
06/01/21	6.750%	8,639,000	9,200,535
DISH DBS Corp. (b)
09/01/19	7.875%	523,000	600,796

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Cable (continued)
DISH DBS Corp. (b)(c)
07/15/22	5.875%	$781,000	$787,834
Time Warner Cable, Inc.
07/01/18	6.750%	250,000	312,798
Time Warner Cable, Inc. (b)
02/01/20	5.000%	720,000	832,847
Videotron Ltee (b)
07/15/22	5.000%	58,000	61,480
Virgin Media Finance PLC
02/15/22	5.250%	215,000	225,213
Total			33,576,840
Media Non-Cable 3.2%
AMC Networks, Inc. (b)
07/15/21	7.750%	5,832,000	6,633,900
Clear Channel Worldwide Holdings Inc, Class B (b)
03/15/20	7.625%	6,806,000	6,601,820
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	4,899,000	5,321,539
Hughes Satellite Systems Corp. (b)
06/15/21	7.625%	1,245,000	1,375,725
Senior Secured
06/15/19	6.500%	4,440,000	4,756,350
Intelsat Jackson Holdings SA (b)
04/01/19	7.250%	395,000	425,613
04/01/21	7.500%	2,660,000	2,886,100
Intelsat Jackson Holdings SA (c)
10/15/20	7.250%	1,620,000	1,745,550
Intelsat Luxembourg SA PIK (b)
02/04/17	11.500%	5,692,000	5,976,600
Lamar Media Corp. (b)
02/01/22	5.875%	2,098,000	2,223,880
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	2,784,000	3,013,680
National CineMedia LLC (c)
Senior Secured
04/15/22	6.000%	2,284,000	2,375,360
News America, Inc.
12/15/35	6.400%	150,000	185,424
02/15/41	6.150%	5,395,000	6,627,898
Nielsen Finance LLC/Co.
10/15/18	7.750%	5,291,000	5,952,375
Salem Communications Corp. Secured
12/15/16	9.625%	3,856,000	4,294,620
Sinclair Television Group, Inc. Secured (b)(c)
11/01/17	9.250%	6,127,000	6,823,946
TCM Sub LLC (c)
01/15/15	3.550%	5,510,000	5,823,014
Univision Communications, Inc. (b)(c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
05/15/21	8.500%	$1,455,000	$1,473,187
Senior Secured
05/15/19	6.875%	2,100,000	2,168,250
Univision Communications, Inc. (c)
Senior Secured
11/01/20	7.875%	6,618,000	7,081,260
XM Satellite Radio, Inc. (b)(c)
11/01/18	7.625%	3,273,000	3,600,300
Total			87,366,391
Metals 1.5%
Aleris International, Inc. Senior Unsecured (f)(g)
06/01/20	6.000%	3,093	3,224
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	2,910,000	2,626,275
06/01/21	6.250%	353,000	315,935
ArcelorMittal (b)
Senior Unsecured
03/01/21	5.750%	2,255,000	2,139,431
03/01/41	7.000%	2,585,000	2,229,563
Arch Coal, Inc. (b)
06/15/19	7.000%	2,409,000	2,180,145
06/15/21	7.250%	262,000	236,455
CONSOL Energy, Inc.
04/01/20	8.250%	1,309,000	1,410,448
CONSOL Energy, Inc. (b)
04/01/17	8.000%	1,116,000	1,202,490
Calcipar SA Senior Secured (c)
05/01/18	6.875%	3,797,000	3,749,537
FMG Resources August 2006 Proprietary Ltd. (b)(c)
02/01/16	6.375%	576,000	552,960
02/01/18	6.875%	943,000	898,208
11/01/19	8.250%	6,265,000	6,202,350
Inmet Mining Corp. (b)(c)
06/01/20	8.750%	4,985,000	5,122,087
JMC Steel Group Senior Notes (b)(c)
03/15/18	8.250%	3,808,000	3,893,680
Peabody Energy Corp. (b)(c)
11/15/18	6.000%	2,594,000	2,652,365
11/15/21	6.250%	2,703,000	2,750,303
Rain CII Carbon LLC/Corp. Senior Secured (c)
12/01/18	8.000%	3,182,000	3,261,550
Total			41,427,006
Non-Captive Consumer 0.4%
SLM Corp.
Senior Unsecured
03/25/20	8.000%	3,637,000	4,118,903

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Consumer (continued)
SLM Corp. (b)
Senior Unsecured
01/25/22	7.250%	$2,682,000	$2,896,560
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	5,059,000	4,135,732
Total			11,151,195
Non-Captive Diversified 2.3%
Ally Financial, Inc.
03/15/20	8.000%	11,092,000	12,977,640
Ally Financial, Inc. (b)
09/15/20	7.500%	7,069,000	8,094,005
CIT Group, Inc.
Senior Unsecured
08/15/22	5.000%	1,259,000	1,268,538
CIT Group, Inc. (b)
Senior Unsecured
03/15/18	5.250%	3,007,000	3,134,797
05/15/20	5.375%	1,953,000	2,033,561
CIT Group, Inc. (c)
Senior Secured
04/01/18	6.625%	3,125,000	3,421,875
Senior Unsecured
02/15/19	5.500%	7,171,000	7,493,695
General Electric Capital Corp. Senior Unsecured (b)
10/17/21	4.650%	9,370,000	10,697,317
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	2,590,000	3,023,825
04/01/19	5.875%	853,000	879,550
05/15/19	6.250%	1,589,000	1,660,505
01/15/22	8.625%	2,266,000	2,668,215
International Lease Finance Corp. (b)
Senior Unsecured
12/15/20	8.250%	3,500,000	4,098,983
Total			61,452,506
Oil Field Services 0.9%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	6,024,000	6,430,620
Gazstream SA for Gazprom OAO (c)
07/22/13	5.625%	4,288	4,385
Green Field Energy Services, Inc. Senior Secured (c)
11/15/16	13.000%	3,895,000	3,505,500
Novatek Finance Ltd. Senior Unsecured (b)(c)
02/03/21	6.604%	300,000	346,866
Offshore Group Investments Ltd. (b)
Senior Secured
08/01/15	11.500%	6,936,000	7,664,280
Offshore Group Investments Ltd. (c)
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Oil Field Services (continued)
08/01/15	11.500%	$1,760,000	$1,944,800
Oil States International, Inc. (b)
06/01/19	6.500%	3,301,000	3,507,312
Weatherford International Ltd.
03/15/13	5.150%	14,000	14,297
Total			23,418,060
Other Industry 0.2%
Interline Brands, Inc.
11/15/18	7.000%	3,498,000	3,720,997
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (c)
08/01/20	8.875%	1,642,000	1,693,313
Total			5,414,310
Packaging 0.7%
Ardagh Packaging Finance PLC Senior Secured (b)(c)
10/15/17	7.375%	1,237,000	1,326,683
Berry Plastics Corp. Secured (b)
01/15/21	9.750%	1,343,000	1,487,372
Reynolds Group Issuer, Inc./LLC (b)
08/15/19	9.875%	3,714,000	3,927,555
Senior Secured
04/15/19	7.125%	2,868,000	3,090,270
08/15/19	7.875%	6,224,000	6,924,200
Sealed Air Corp. (c)
09/15/21	8.375%	656,000	738,000
Total			17,494,080
Pharmaceuticals 0.6%
Endo Health Solutions, Inc. (b)
01/15/22	7.250%	1,171,000	1,271,999
Grifols, Inc.
02/01/18	8.250%	2,873,000	3,160,300
Mylan, Inc. (c)
11/15/18	6.000%	6,169,000	6,600,830
Pharmaceutical Product Development, Inc. Senior Unsecured (b)(c)
12/01/19	9.500%	912,000	1,016,880
Valeant Pharmaceuticals International, Inc. (b)(c)
10/01/17	6.750%	1,065,000	1,131,563
Warner Chilcott Co. LLC/Finance (b)
09/15/18	7.750%	1,439,000	1,550,522
Total			14,732,094
Property & Casualty 0.2%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	2,000,000	2,140,712

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Property & Casualty (continued)
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	$2,000,000	$2,305,544
Total			4,446,256
Railroads 0.4%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/42	4.375%	4,000,000	4,210,408
CSX Corp. Senior Unsecured
04/15/41	5.500%	3,205,000	3,866,265
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,440,000	1,742,815
Total			9,819,488
Refining —%
Phillips 66 (c)
05/01/17	2.950%	595,000	624,415
REITs —%
Duke Realty LP Senior Unsecured
08/15/19	8.250%	200	253
Restaurants 0.2%
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	5,417,000	6,345,983
Retailers 1.0%
99 Cents Only Stores (c)
12/15/19	11.000%	1,316,000	1,473,920
AutoNation, Inc.
02/01/20	5.500%	186,000	197,393
Burlington Coat Factory Warehouse Corp. (b)
02/15/19	10.000%	2,466,000	2,657,115
Jo-Ann Stores, Inc. Senior Unsecured (b)(c)
03/15/19	8.125%	1,842,000	1,871,932
Limited Brands, Inc. (b)
04/01/21	6.625%	4,690,000	5,252,800
02/15/22	5.625%	1,832,000	1,928,180
Penske Automotive Group, Inc. (b)(c)
10/01/22	5.750%	1,649,000	1,681,980
Rite Aid Corp.
Senior Secured
08/15/20	8.000%	4,650,000	5,231,250

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
Senior Unsecured
02/15/27	7.700%	$2,012,000		$1,685,050
Rite Aid Corp. (b)
03/15/20	9.250%		1,266,000	1,300,815
Sally Holdings LLC/Capital, Inc. (b)
11/15/19	6.875%		1,217,000	1,359,997
06/01/22	5.750%		724,000	779,205
Sonic Automotive, Inc. (c)
07/15/22	7.000%		730,000	778,363
Total				26,198,000
Supranational 0.3%
European Investment Bank
Senior Unsecured
06/20/17	1.400%	JPY	446,000,000	5,981,361
01/18/27	2.150%	JPY	29,100,000	397,277
International Finance Corp.
02/28/13	7.500%	AUD	2,675,000	2,816,611
Total				9,195,249
Technology 1.8%
Alliance Data Systems Corp. (b)(c)
04/01/20	6.375%		1,145,000	1,195,094
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%		4,190,000	4,231,900
Amkor Technology, Inc. (b)
Senior Unsecured
05/01/18	7.375%		775,000	807,938
Anixter, Inc.
05/01/19	5.625%		650,000	679,250
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%		1,817,000	1,962,360
CDW LLC/Finance Corp.
Senior Secured
12/15/18	8.000%		2,247,000	2,494,170
CDW LLC/Finance Corp. (b)
04/01/19	8.500%		6,204,000	6,777,870
Cardtronics, Inc.
09/01/18	8.250%		2,916,000	3,244,050
CommScope, Inc. (b)(c)
01/15/19	8.250%		473,000	506,701
Equinix, Inc. Senior Unsecured (b)
07/15/21	7.000%		1,055,000	1,184,238
First Data Corp. (b)
01/15/21	12.625%		3,469,000	3,512,362
First Data Corp. (b)(c)
Senior Secured
06/15/19	7.375%		2,674,000	2,754,220
11/01/20	6.750%		2,287,000	2,258,412

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
First Data Corp. (c)
Senior Secured
08/15/20	8.875%	$3,745,000	$4,082,050
Freescale Semiconductor, Inc. Senior Secured (c)
04/15/18	9.250%	2,678,000	2,898,935
Interactive Data Corp.
08/01/18	10.250%	4,310,000	4,859,525
NXP BV/Funding LLC Senior Secured (c)
08/01/18	9.750%	1,825,000	2,098,750
Nuance Communications, Inc. (c)
08/15/20	5.375%	3,575,000	3,642,031
Total			49,189,856
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc. (b)
01/15/19	8.250%	1,775,000	1,917,000
03/15/20	9.750%	1,330,000	1,497,913
ERAC U.S.A. Finance LLC (c)
10/01/20	5.250%	1,150,000	1,303,900
10/15/37	7.000%	402,000	508,300
Hertz Corp. (The)
01/15/21	7.375%	2,028,000	2,205,450
Total			7,432,563
Wireless 1.7%
Cricket Communications, Inc. (b)
10/15/20	7.750%	1,574,000	1,526,780
MetroPCS Wireless, Inc. (b)
09/01/18	7.875%	975,000	1,045,688
11/15/20	6.625%	535,000	553,725
NII Capital Corp.
04/01/21	7.625%	2,763,000	2,134,417
SBA Telecommunications, Inc. (b)
08/15/19	8.250%	2,834,000	3,145,740
SBA Telecommunications, Inc. (c)
07/15/20	5.750%	4,485,000	4,686,825
Sprint Capital Corp. (b)
11/15/28	6.875%	12,091,000	10,942,355
Sprint Nextel Corp. (b)
Senior Unsecured
08/15/20	7.000%	973,000	994,893
Sprint Nextel Corp. (b)(c)
11/15/18	9.000%	9,383,000	11,060,211
03/01/20	7.000%	1,261,000	1,380,795
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	2,005,000	2,093,934
VimpelCom Holdings BV (b)(c)
03/01/22	7.504%	1,000,000	1,015,000
Wind Acquisition Finance SA (b)(c)
Secured
07/15/17	11.750%	2,175,000	1,990,125
Wind Acquisition Finance SA (c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
Senior Secured
02/15/18	7.250%	$3,501,000	$3,212,167
Total			45,782,655
Wirelines 2.4%
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	2,715,000	3,644,260
09/01/40	5.350%	2,905,000	3,485,956
Embarq Corp. Senior Unsecured
06/01/36	7.995%	11,265,000	12,457,783
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	69,000	76,763
04/15/20	8.500%	3,550,000	3,958,250
04/15/22	8.750%	953,000	1,062,595
Frontier Communications Corp. (b)
Senior Unsecured
04/15/17	8.250%	260,000	289,900
10/01/18	8.125%	935,000	1,040,188
07/01/21	9.250%	1,122,000	1,279,080
Integra Telecom Holdings, Inc. Senior Secured (c)
04/15/16	10.750%	1,303,000	1,329,060
Level 3 Communications, Inc. (b)
Senior Unsecured
02/01/19	11.875%	2,857,000	3,185,555
Level 3 Communications, Inc. (b)(c)
Senior Unsecured
06/01/19	8.875%	756,000	771,120
Level 3 Financing, Inc.
02/01/18	10.000%	1,620,000	1,777,950
07/01/19	8.125%	1,656,000	1,734,660
Level 3 Financing, Inc. (b)
02/15/17	8.750%	1,094,000	1,141,863
04/01/19	9.375%	2,778,000	3,041,910
07/15/20	8.625%	1,005,000	1,075,350
PAETEC Holding Corp.
12/01/18	9.875%	3,015,000	3,414,487
Senior Secured
06/30/17	8.875%	5,158,000	5,583,535
Qtel International Finance Ltd. (c)
06/10/19	7.875%	600,000	764,513
10/19/25	5.000%	1,900,000	2,110,131
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	4,725,000	6,159,642
Windstream Corp. (b)
09/01/18	8.125%	1,485,000	1,581,525
03/15/19	7.000%	395,000	399,938
10/15/20	7.750%	1,000,000	1,050,000
Zayo Group LLC/Inc. (b)(c)
07/01/20	10.125%	1,927,000	2,066,708
Zayo Group LLC/Inc. (c)
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
01/01/20	8.125%	$448,000	$476,000
Total			64,958,722
Total Corporate Bonds & Notes (Cost: $1,111,271,467)			$1,186,583,933

Residential Mortgage-Backed Securities - Agency 14.0%
Federal Home Loan Mortgage Corp. (d)(i)(j)
CMO IO Series 2957 Class SW
04/15/35	5.761%	11,402,365	1,911,908
CMO IO Series 3122 Class IS
03/15/36	6.461%	10,409,021	1,580,208
CMO IO Series 3550 Class EI
07/15/39	6.161%	12,774,655	2,210,312
CMO IO Series 3761 Class KS
06/15/40	5.761%	12,399,224	1,804,254
CMO IO Series 3960 Class SL
11/15/41	6.261%	14,361,736	3,933,875
CMO IO Series 4073 Class AS
08/15/38	5.811%	22,451,957	4,783,991
CMO IO Series 4093 Class C
01/15/38	6.457%	30,571,428	8,682,264
Federal Home Loan Mortgage Corp. (i)
05/01/21-06/01/36	5.000%	4,434,679	4,816,665
01/01/20	10.500%	3,819	3,838
Federal National Mortgage Association (d)(i)(j)
CMO IO Series 2006-5 Class N2
02/25/35	2.119%	9,314,767	661,183
CMO IO Series 2007-39 Class AI
05/25/37	5.885%	9,686,289	1,788,468
CMO IO Series 2010-135 Class MS
12/25/40	5.715%	6,915,503	1,436,724
CMO IO Series 2012-74 Class AS
03/25/39	5.815%	17,402,594	3,536,837
CMO IO Series 2012-80 Class AS
02/25/39	5.815%	17,960,297	4,509,143
CMO IO Series 2012-87 SQ
08/25/42	6.065%	11,404,795	3,290,627
Federal National Mortgage Association (h)(i)
09/01/27	2.500%	86,500,000	89,851,875
10/01/27-09/01/42	3.000%	93,000,000	97,222,036
09/01/42	3.500%	1,000,000	1,060,156
Federal National Mortgage Association (i)
04/01/42-06/01/42	3.500%	54,941,574	59,161,951
05/01/41-06/01/42	4.000%	29,112,726	31,127,956
12/01/20	4.500%	206,490	223,775
05/01/33-06/01/34	5.000%	5,998,074	6,604,548
02/01/35-11/01/36	5.500%	3,191,344	3,507,579
04/01/34-02/01/37	6.000%	4,494,162	4,969,826

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/01/31-05/01/33	6.500%	$51,803	$60,173
07/01/38	7.000%	327,257	380,057
04/01/14	10.000%	11,124	11,271
Federal National Mortgage Association (i)(k)
07/01/40	4.500%	13,249,154	14,714,106
11/01/36	6.500%	8,173,076	9,310,894
10/01/37	7.000%	319,065	377,001
Government National Mortgage Association (d)(i)(j)
CMO IO Series 2010-108 Class PI
02/20/38	5.863%	15,117,577	2,158,152
CMO IO Series 2012-41 Class SA
03/20/42	6.363%	22,782,539	6,005,065
CMO IO Series 2012-48 Class SA
04/16/42	6.412%	4,829,922	1,013,306
Government National Mortgage Association (i)
08/15/13	11.750%	945	950
Government National Mortgage Association (i)(j)
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	8,359,230	991,011
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	28,906,874	5,662,065
Total Residential Mortgage-Backed Securities - Agency (Cost: $372,331,900)			$379,364,050

Residential Mortgage-Backed Securities - Non-Agency 2.0%
BCAP LLC Trust (c)(d)(i)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.029%	1,769,159	1,434,885
BCAP LLC Trust (c)(i)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	2,640,000	2,610,968
Castle Peak Loan Trust (c)(i)
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	2,446,043	2,439,928
CMO Series 2012-1A Class A1
05/25/52	5.000%	12,703,373	12,703,373
Citigroup Mortgage Loan Trust, Inc. (c)(d)(i)
CMO Series 2009-3 Class 4A3
10/25/33	2.438%	6,105,977	3,790,617
CMO Series 2009-4 Class 9A2
03/25/36	3.056%	3,040,248	2,374,114
CMO Series 2010-6 Class 2A2
09/25/35	2.646%	1,143,314	727,227
CMO Series 2010-6 Class 3A2
07/25/36	2.613%	4,920,000	4,565,465
CMO Series 2010-7 Class 3A4
12/25/35	6.927%	2,185,000	2,325,452
Credit Suisse Mortgage Capital Certificates CMO Series 2011-4R Class 4A7 (c)(d)(i)
08/27/37	4.000%	8,522,738	8,420,007
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (i)
04/25/33	5.500%	3,176,009	3,284,888

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Reremic CMO Series 2010-5 Class 1A6 (c)(d)(i)
04/26/37	4.500%	$1,312,000	$1,340,667
PennyMac Loan Trust Series 2011-NPL1 Class A (c)(d)(i)
09/25/51	5.250%	440,445	440,741
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (c)(d)(i)
06/27/32	4.000%	2,291,957	2,296,619
Wells Fargo Mortgage-Backed Securities Trust (i)
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	502,396	510,693
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	1,812,364	1,827,883
CMO Series 2005-9 Class 2A5
10/25/35	5.250%	3,173,564	3,200,038
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $55,113,129)			$54,293,565

Commercial Mortgage-Backed Securities - Non-Agency 3.0%
Bear Stearns Commercial Mortgage Securities (d)(i)
Series 2005-T18 Class A4
02/13/42	4.933%	1,705,000	1,863,321
Bear Stearns Commercial Mortgage Securities (i)
Series 2006-PW14 Class A4
12/11/38	5.201%	5,000,000	5,739,270
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A2 (i)
12/15/47	3.061%	4,650,000	4,970,394
Commercial Mortgage Pass-Through Certificates Series 2011-THL Class A (c)(i)
06/09/28	3.376%	3,887,323	3,971,821
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (i)
05/15/36	3.819%	461,657	471,523
GS Mortgage Securities Corp. II (b)(i)
Series 2005-GG4 Class A4A
07/10/39	4.751%	4,825,000	5,241,253
GS Mortgage Securities Corp. II (d)(i)
Series 2006-GG6 Class A4
04/10/38	5.553%	4,898,000	5,527,305
Greenwich Capital Commercial Funding Corp. (b)(i)
Series 2007-GG9 Class A4
03/10/39	5.444%	10,780,000	12,202,022
Greenwich Capital Commercial Funding Corp. (d)(i)
Series 2004-GG1 Class A7
06/10/36	5.317%	1,395,000	1,474,126
Greenwich Capital Commercial Funding Corp. (i)
Series 2003-C2 Class A3
01/05/36	4.533%	116,380	116,369
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(i)

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2005-LDP4 Class AM
10/15/42	4.999%	$1,000,000		$1,085,138
JPMorgan Chase Commercial Mortgage Securities Corp. (i)
Series 2003-CB6 Class A1
07/12/37	4.393%		3,048	3,046
Series 2007-CB18 Class A4
06/12/47	5.440%		4,000,000	4,566,412
Series 2011-C5 Class A2
08/15/46	3.149%		3,140,000	3,369,903
Series 2012-C6 Class A3
05/15/45	3.507%		4,000,000	4,269,614
Morgan Stanley Capital I, Inc. Series 2005-HQ6 Class A4A (i)
08/13/42	4.989%		4,825,000	5,319,172
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (b)(c)(d)(i)
08/15/45	5.983%		9,600,000	11,184,605
S2 Hospitality LLC Series 2012-LV1 Class A (c)(i)
04/15/25	4.500%		3,606,688	3,623,523
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (d)(i)
08/15/39	5.584%		50,000	53,195
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (b)(d)(i)
10/15/44	5.414%		4,332,295	4,827,095
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $72,821,935)				$79,879,107

Asset-Backed Securities - Non-Agency 0.1%
DT Auto Owner Trust Series 2009-1 Class A1 (c)
10/15/15	2.980%		1,321	1,321
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (d)
09/25/34	5.865%		1,954,852	1,477,587
Total Asset-Backed Securities - Non-Agency (Cost: $1,956,185)				$1,478,908

Inflation-Indexed Bonds(a) 2.2%
United States 1.3%
U.S. Treasury Inflation-Indexed Bond
02/15/41	2.125%		21,298,364	31,421,732
02/15/42	0.750%		4,062,280	4,432,013
Total				35,853,745
Uruguay 0.9%
Uruguay Government International Bond
04/05/27	4.250%	UYU	228,978,811	12,271,858

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (a) (continued)
Uruguay (continued)
Senior Unsecured
12/15/28	4.375%	UYU $	189,212,145	$10,326,385
Total				22,598,243
Total Inflation-Indexed Bonds (Cost: $48,136,682)				$58,451,988

U.S. Treasury Obligations 4.9%
U.S. Treasury
02/15/42	3.125%	70,000		76,639
U.S. Treasury (b)
12/31/13	0.125%	57,645,000		57,581,936
07/31/16	1.500%	14,000,000		14,582,974
02/15/22	2.000%	9,655,000		10,098,531
11/15/41	3.125%	41,470,000		45,448,549
U.S. Treasury (b)(l)
STRIPS
11/15/13	0.000%	2,250,000		2,244,933
05/15/23	0.000%	4,550,000		3,742,016
Total U.S. Treasury Obligations (Cost: $127,560,752)				$133,775,578

Foreign Government Obligations(a) 21.9%
ARGENTINA 0.4%
Argentina Boden Bonds Senior Unsecured (b)
10/03/15	7.000%	2,275,000		1,979,250
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	2,879,000		2,245,620
Argentine Republic Government International Bond Senior Unsecured
12/31/33	8.280%	3,916,594		2,663,284
Provincia de Buenos Aires Senior Unsecured (c)
01/26/21	10.875%	2,490,000		1,593,600
Provincia de Cordoba Senior Unsecured (c)
08/17/17	12.375%	2,570,000		1,863,250
Total				10,345,004
AUSTRALIA 0.4%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	4,600,000	5,215,381
06/15/20	6.000%	AUD	5,680,000	6,780,574
Total				11,995,955

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
BRAZIL 1.4%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	4,639,000	$2,405,682
Brazilian Government International Bond
01/20/34	8.250%	6,260,000		10,391,600
08/17/40	11.000%	2,700,000		3,456,000
Senior Unsecured
01/05/22	12.500%	BRL	5,275,000	3,756,089
Morgan Stanley
Senior Unsecured
10/22/20	11.500%	BRL	6,285,000	3,373,872
Morgan Stanley (c)
Senior Unsecured
05/03/17	10.090%	BRL	400,000	206,907
Petrobras International Finance Co.
03/15/19	7.875%	7,880,000		9,770,593
01/27/21	5.375%	2,200,000		2,450,053
Petrobras International Finance Co. (b)
01/20/40	6.875%	1,400,000		1,745,724
Total				37,556,520
CANADA 0.8%
Canadian Government Bond
08/01/15	1.500%	CAD	800,000	817,944
06/01/19	3.750%	CAD	14,000,000	16,223,667
06/01/23	8.000%	CAD	3,100,000	5,027,268
Total				22,068,879
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)(c)
07/08/19	6.250%	600,000		695,351
COLOMBIA 0.9%
Bogota Distrito Capital Senior Unsecured (c)
07/26/28	9.750%	COP	200,000,000	160,746
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	300,000,000	249,095
01/18/41	6.125%	4,200,000		5,753,598
Colombia Government International Bond (b)
Senior Unsecured
05/21/24	8.125%	790,000		1,185,000
Corp. Andina De Fomento (b)
06/15/22	4.375%	1,150,000		1,251,321
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	3,855,000		4,972,950
Empresa de Energia de Bogota SA Senior Unsecured (c)
11/10/21	6.125%	2,725,000		2,940,074

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
COLOMBIA (CONTINUED)
Empresas Publicas de Medellin ESP (b)(c)
Senior Unsecured
07/29/19	7.625%	$100,000		$127,000
Empresas Publicas de Medellin ESP (c)
Senior Unsecured
02/01/21	8.375%	COP	11,190,000,000	6,876,574
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)(c)
03/20/22	5.700%	1,800,000		1,892,380
Total				25,408,738
DOMINICAN REPUBLIC 0.3%
Dominican Republic International Bond (c)
Senior Unsecured
05/06/21	7.500%	4,325,000		4,886,346
04/20/27	8.625%	2,900,000		3,320,500
Total				8,206,846
EL SALVADOR 0.1%
El Salvador Government International Bond (c)
Senior Unsecured
04/10/32	8.250%	400,000		476,000
06/15/35	7.650%	490,000		552,475
02/01/41	7.625%	1,500,000		1,680,000
Total				2,708,475
FINLAND 0.1%
Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR	2,720,000	3,823,366
FRANCE 1.4%
France Government Bond OAT
04/25/13	4.000%	EUR	5,300,000	6,833,785
04/25/17	3.750%	EUR	4,000,000	5,690,790
10/25/18	4.250%	EUR	2,600,000	3,831,133
04/25/22	3.000%	EUR	5,000,000	6,742,122
04/25/29	5.500%	EUR	5,920,000	10,062,017
French Treasury Note
07/12/15	2.000%	EUR	2,770,000	3,654,478
Total				36,814,325
GEORGIA —%
Georgian Railway JSC Senior Unsecured (c)
07/11/22	7.750%	1,039,000		1,143,042
GERMANY 1.2%
Bundesrepublik Deutschland
06/20/16	6.000%	EUR	12,600,000	19,300,668
07/04/17	4.250%	EUR	1,850,000	2,758,110
01/04/18	4.000%	EUR	1,180,000	1,759,301
01/04/19	3.750%	EUR	3,500,000	5,237,372

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
GERMANY (CONTINUED)
07/04/21	3.250%	EUR	980,000	$1,448,061
07/04/34	4.750%	EUR	55,000	101,858
KFW
01/20/14	1.350%	JPY	63,000,000	817,901
Total				31,423,271
INDONESIA 1.4%
Indonesia Government International Bond (b)(c)
Senior Unsecured
03/13/20	5.875%	11,125,000		13,155,312
Indonesia Government International Bond (c)
Senior Unsecured
05/04/14	10.375%	6,180,000		7,045,200
04/20/15	7.250%	1,300,000		1,469,000
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	15,043,000,000	1,849,104
09/15/19	11.500%	IDR	22,600,000,000	3,098,106
11/15/20	11.000%	IDR	2,000,000,000	272,935
06/15/21	12.800%	IDR	17,200,000,000	2,597,597
09/15/25	11.000%	IDR	16,500,000,000	2,394,083
Majapahit Holding BV (b)(c)
01/20/20	7.750%	1,100,000		1,356,330
Majapahit Holding BV (c)
06/28/17	7.250%	562,000		655,619
06/29/37	7.875%	2,780,000		3,565,350
PT Perusahaan Listrik Negara Senior Unsecured (b)(c)
11/22/21	5.500%	500,000		545,785
Perusahaan Penerbit SBSN Senior Unsecured (c)
04/23/14	8.800%	700,000		776,270
Total				38,780,691
JAPAN 0.5%
Japan Government 10-Year Bond Senior Unsecured
09/20/18	1.500%	JPY	330,000,000	4,506,284
Japan Government 20-Year Bond Senior Unsecured
09/20/26	2.200%	JPY	710,000,000	10,175,213
Total				14,681,497
KAZAKHSTAN 0.3%
KazMunayGas National Co. (c)
Senior Unsecured
07/02/18	9.125%	3,980,000		5,154,100
05/05/20	7.000%	400,000		491,437
04/09/21	6.375%	2,500,000		2,965,325
Total				8,610,862

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
LATVIA 0.1%
Republic of Latvia Senior Unsecured (b)(c)
06/16/21	5.250%	$1,250,000		$1,352,718
LITHUANIA 0.3%
Lithuania Government International Bond (b)(c)
Senior Unsecured
09/14/17	5.125%	2,150,000		2,358,033
03/09/21	6.125%	1,550,000		1,785,188
Lithuania Government International Bond (c)
Senior Unsecured
02/01/22	6.625%	2,550,000		3,045,552
Total				7,188,773
MEXICO 1.9%
Mexican Bonos
12/20/12	9.000%	MXN	5,300,000	4,065,620
12/17/15	8.000%	MXN	1,485,000	1,231,247
06/16/16	6.250%	MXN	4,100,000	3,252,317
12/15/16	7.250%	MXN	659,000	544,219
12/14/17	7.750%	MXN	950,000	810,159
12/13/18	8.500%	MXN	7,086,000	6,341,266
06/09/22	6.500%	MXN	7,200,000	5,886,051
06/03/27	7.500%	MXN	6,769,000	5,898,747
Mexico Government International Bond Senior Unsecured (b)
01/11/40	6.050%	2,350,000		3,131,375
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%	2,485,000		3,098,918
Senior Unsecured (NPFGC)
08/15/17	10.610%	1,650,000		1,987,262
Pemex Project Funding Master Trust
03/01/18	5.750%	4,870,000		5,624,850
01/21/21	5.500%	3,750,000		4,350,000
06/15/35	6.625%	870,000		1,080,975
Pemex Project Funding Master Trust (b)
06/15/38	6.625%	450,000		559,125
Petroleos Mexicanos (b)
05/03/19	8.000%	600,000		781,500
06/02/41	6.500%	2,000,000		2,470,000
Petroleos Mexicanos (c)
06/02/41	6.500%	500,000		617,500
Total				51,731,131
NETHERLANDS 0.3%
Netherlands Government Bond (c)
07/15/16	4.000%	EUR	5,135,000	7,335,908
NEW ZEALAND 0.2%
New Zealand Government Bond Senior Unsecured
05/15/21	6.000%	NZD	6,150,000	5,926,473

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
NORWAY 0.8%
Norway Government Bond
05/15/13	6.500%	NOK	6,655,000	$1,187,033
05/19/17	4.250%	NOK	87,185,000	16,953,036
05/22/19	4.500%	NOK	12,000,000	2,452,035
Total				20,592,104
PERU 0.5%
Corporacion Financiera de Desarrollo SA Senior Unsecured (c)
02/08/22	4.750%	2,900,000		3,229,351
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (c)(l)
05/31/18	0.000%	2,231,522		2,030,685
Peruvian Government International Bond
Senior Unsecured
11/21/33	8.750%	4,508,000		7,753,760
Peruvian Government International Bond (c)
Senior Unsecured
08/12/20	7.840%	PEN	3,100,000	1,450,821
Total				14,464,617
PHILIPPINES 0.4%
Philippine Government International Bond
Senior Unsecured
01/15/19	9.875%	70,000		100,275
01/15/21	4.950%	PHP	34,000,000	861,317
01/14/31	7.750%	200,000		300,500
01/14/36	6.250%	PHP	112,000,000	2,976,352
Philippine Government International Bond (b)
Senior Unsecured
03/30/26	5.500%	3,825,000		4,704,750
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)(c)
12/02/24	7.390%	1,390,000		1,895,637
Total				10,838,831
POLAND 0.9%
Poland Government Bond
10/24/15	6.250%	PLN	24,300,000	7,786,441
10/25/17	5.250%	PLN	3,655,000	1,146,909
10/25/19	5.500%	PLN	32,000,000	10,183,266
Poland Government International Bond
Senior Unsecured
07/15/19	6.375%	1,470,000		1,806,262
04/21/21	5.125%	1,000,000		1,162,500
Poland Government International Bond (b)
Senior Unsecured
03/23/22	5.000%	2,950,000		3,392,500
Total				25,477,878

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
QATAR 0.1%
Nakilat, Inc. Senior Secured (c)
12/31/33	6.067%	$3,260,000	$3,854,950
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured (c)
11/03/21	5.500%	1,700,000	1,870,000
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (d)
06/30/29	3.000%	475,000	380,000
ROMANIA 0.1%
Romanian Government International Bond Senior Unsecured (b)(c)
02/07/22	6.750%	2,300,000	2,499,406
RUSSIAN FEDERATION 1.9%
Gazprom OAO Via Gaz Capital SA (b)(c)
Senior Unsecured
04/11/18	8.146%	4,535,000	5,534,514
01/23/21	5.999%	4,000,000	4,535,240
03/07/22	6.510%	4,535,000	5,324,362
08/16/37	7.288%	300,000	379,212
Gazprom OAO Via Gaz Capital SA (c)
Senior Unsecured
11/22/16	6.212%	400,000	444,600
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (c)
12/27/17	5.298%	1,700,000	1,802,663
Russian Foreign Bond - Eurobond
Senior Unsecured
03/31/30	7.500%	15,464,050	19,291,403
Russian Foreign Bond - Eurobond (c)
Senior Unsecured
03/31/30	7.500%	1,517,425	1,892,988
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)(c)
02/07/22	6.125%	4,200,000	4,612,670
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)(c)
04/12/17	6.000%	1,400,000	1,459,500
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)(c)
11/22/25	6.800%	5,810,000	6,725,075
Total			52,002,227

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured (b)
01/17/24	4.665%		$1,800,000	$2,022,750
Transnet SOC Ltd. Senior Unsecured (b)(c)
07/26/22	4.000%		1,100,000	1,122,240
Total				3,144,990
SOUTH KOREA 0.2%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		3,900,000	4,499,742
SWEDEN 0.8%
Sweden Government Bond
12/01/20	5.000%	SEK	11,000,000	2,137,078
Sweden Government Bond (b)
08/12/17	3.750%	SEK	108,600,000	18,543,341
Total				20,680,419
TRINIDAD AND TOBAGO 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (c)
08/14/19	9.750%		3,740,000	4,756,732
TURKEY 1.1%
Turkey Government International Bond
01/14/41	6.000%		2,200,000	2,590,500
Senior Unsecured
09/26/16	7.000%		1,235,000	1,441,863
11/07/19	7.500%		1,300,000	1,654,250
06/05/20	7.000%		850,000	1,063,775
03/30/21	5.625%		7,250,000	8,410,000
09/26/22	6.250%		550,000	665,500
02/05/25	7.375%		8,680,000	11,392,500
03/17/36	6.875%		230,000	296,125
05/30/40	6.750%		1,500,000	1,931,250
Total				29,445,763
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (c)
07/11/16	9.375%		1,300,000	1,102,018
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%		625,000	618,744
Total				1,720,762

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
UNITED ARAB EMIRATES 0.2%
Abu Dhabi National Energy Co. Senior Unsecured (c)
12/13/21	5.875%	$1,300,000		$1,500,619
Dolphin Energy Ltd. Senior Secured (c)
12/15/21	5.500%	3,050,000		3,486,875
Total				4,987,494
UNITED KINGDOM 0.8%
United Kingdom Gilt
03/07/19	4.500%	GBP	800,000	1,563,360
09/07/19	3.750%	GBP	3,200,000	6,033,072
09/07/21	3.750%	GBP	2,100,000	3,996,843
03/07/25	5.000%	GBP	4,810,000	10,329,117
Total				21,922,392
URUGUAY 0.2%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	725,000		1,118,313
Senior Unsecured PIK
01/15/33	7.875%	1,940,000		3,011,850
Total				4,130,163
VENEZUELA 1.4%
Petroleos de Venezuela SA
04/12/17	5.250%	11,540,000		8,856,950
11/02/17	8.500%	8,135,000		7,219,812
Senior Unsecured
10/28/15	5.000%	799,500		670,621
Petroleos de Venezuela SA (b)
02/17/22	12.750%	379,700		379,700
Venezuela Government International Bond
Senior Unsecured
05/07/23	9.000%	17,624,000		15,068,520
Venezuela Government International Bond (b)
Senior Unsecured
02/26/16	5.750%	2,050,000		1,839,875
08/23/22	12.750%	3,006,000		3,141,270
Total				37,176,748
Total Foreign Government Obligations (Cost: $530,361,019)				$592,243,043

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (c)(f)(m)(n)
10/01/11	13.000%	$2,820,000	$1,692,000
Total Municipal Bonds (Cost: $2,820,000)			$1,692,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 3.7%
Aerospace & Defense —%
Huntington Ingalls Industries, Inc. Term Loan (d)(o)
03/30/16	2.750%	$187,500	$185,625
Airlines 0.1%
U.S. Airways Group, Inc. Term Loan (d)(o)
03/21/14	2.736%	899,306	868,954
United Air Lines, Inc. Tranche B Term Loan (d)(o)
02/01/14	2.250%	653,272	644,015
Total			1,512,969
Automotive 0.2%
Allison Transmission, Inc. Tranche B1 Term Loan (d)(o)
08/07/14	2.740%	525,863	524,985
Chrysler Group LLC Tranche B Term Loan (d)(o)
05/24/17	6.000%	819,742	833,432
Federal-Mogul Corp. (d)(o)
Tranche B Term Loan
12/29/14	2.177%	428,680	409,093
Tranche C Term Loan
12/28/15	2.177%	218,714	208,721
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (d)(o)
04/30/19	4.750%	625,000	622,656
Navistar, Inc. Tranche B Term Loan (d)(h)(o)
08/21/17	7.000%	500,000	502,375
Schaeffler AG Tranche C2 Term Loan (d)(o)
01/27/17	6.000%	675,000	676,971
Total			3,778,233

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage —%
Nuveen Investments, Inc. (d)(o)
1st Lien Term Loan
05/13/17	7.250%	$250,000	$251,125
2nd Lien Term Loan
02/28/19	8.250%	425,000	427,656
Total			678,781
Building Materials 0.1%
CPG International I, Inc. Term Loan (d)(o)
02/18/17	6.000%	640,250	629,846
Custom Building Products, Inc. Term Loan (d)(o)
03/19/15	5.750%	69,153	68,764
Goodman Global, Inc. (d)(o)
1st Lien Term Loan
10/28/16	5.750%	93,083	93,165
2nd Lien Term Loan
10/30/17	9.000%	63,636	64,472
Potters Holdings II LP (d)(o)
Tranche B 1st Lien Term Loan
05/06/17	6.000%	495,000	490,461
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	125,000	125,521
Roofing Supply Group LLC Term Loan (d)(o)
05/31/19	6.500%	399,000	400,496
Total			1,872,725
Chemicals 0.2%
AZ Chem U.S., Inc. Term Loan (d)(o)
12/22/17	7.250%	151,136	152,166
Cristal Inorganic Chemicals U.S., Inc. 2nd Lien Term Loan (d)(o)
11/15/14	6.211%	125,000	124,375
Emerald Performance Materials LLC 1st Lien Term Loan (d)(o)
05/18/18	6.750%	225,000	223,875
Houghton International, Inc. Tranche B1 Term Loan (d)(o)
01/29/16	6.750%	229,882	231,606
Ineos U.S. Finance LLC Term Loan (d)(o)
05/04/18	6.500%	473,812	474,504
Momentive Performance Materials Tranche B3 Term Loan (d)(o)
05/05/15	3.750%	174,563	163,944
Momentive Specialty Chemicals, Inc. (d)(o)
Tranche C1B Term Loan
05/05/15	4.000%	124,690	121,884
Tranche C2B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
05/05/15	4.250%	$56,497	$55,226
Tranche C5B Term Loan
05/05/15	4.250%	95,000	91,200
Nexeo Solutions LLC Term Loan (d)(o)
09/08/17	5.000%	174,118	169,440
Omnova Solutions, Inc. Term Loan (d)(o)
05/31/17	5.500%	641,855	645,468
PQ Corp. 1st Lien Term Loan (d)(o)
07/30/14	3.982%	636,207	624,755
Trinseo Materials Operating SCA Term Loan (d)(o)
08/02/17	8.000%	689,516	642,112
Tronox Pigments B.V. (d)(o)
Delayed Draw Term Loan
02/08/18	4.250%	64,286	64,131
Term Loan
02/08/18	4.250%	235,714	235,146
Univar, Inc. Tranche B Term Loan (d)(o)
06/30/17	5.000%	960,375	954,277
Total			4,974,109
Construction Machinery 0.1%
Douglas Dynamics LLC Term Loan (d)(o)
04/18/18	5.750%	658,227	647,808
Manitowoc Co., Inc. (The) Tranche B Term Loan (d)(o)
11/13/17	4.250%	475,000	476,981
Terex Corp. Term Loan (d)(o)
04/28/17	5.500%	545,875	548,604
Total			1,673,393
Consumer Cyclical Services 0.1%
Acosta, Inc. Tranche B Term Loan (d)(o)
03/01/18	5.750%	611,573	612,881
Live Nation Entertainment, Inc. Tranche B Term Loan (d)(o)
11/07/16	4.500%	515,766	514,477
Sabre, Inc. Term Loan (d)(o)
09/30/17	5.982%	639,870	629,203

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
West Corp. Tranche B6 Term Loan (d)(h)(o)
06/15/18	5.750%	$450,000	$451,409
Total			2,207,970
Consumer Products 0.1%
Affinion Group, Inc. Tranche B Term Loan (d)(o)
10/09/16	5.000%	640,098	543,283
Fender Musical Instruments Corp. (d)(o)
Delayed Draw Term Loan
06/09/14	2.490%	153,190	151,658
Term Loan
06/09/14	2.490%	303,177	300,146
Jarden Corp. Tranche B Term Loan (d)(o)
03/31/18	3.232%	321,684	321,864
NBTY, Inc. Tranche B1 Term Loan (d)(o)
10/02/17	4.250%	796,822	799,810
Visant Corp. Tranche B Term Loan (d)(o)
12/22/16	5.250%	919,808	886,851
Total			3,003,612
Diversified Manufacturing 0.2%
Colfax Corp. Tranche B Term Loan (d)(o)
01/11/19	4.500%	273,625	274,462
Generac Power System, Inc. Term Loan (d)(o)
05/30/18	6.250%	800,000	816,000
IMG Worldwide, Inc. Tranche B Term Loan (d)(o)
06/16/16	5.500%	742,500	737,859
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (d)(o)
04/01/18	5.000%	796,000	799,128
Tomkins LLC/Inc. Tranche B1 Term Loan (d)(o)
09/29/16	4.250%	730,344	732,302
WireCo WorldGroup, Inc. Term Loan (d)(o)
02/15/17	6.000%	575,000	578,594
Total			3,938,345

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric 0.2%
BRSP LLC Term Loan (d)(o)
06/24/14	7.500%	$307,389	$307,134
Calpine Corp. (d)(o)
Term Loan
04/01/18	4.500%	643,051	643,938
04/01/18	4.500%	247,500	247,842
Equipower Resources Holdings LLC Tranche B 1st Lien Term Loan (d)(o)
12/21/18	6.500%	225,000	225,563
Essential Power LLC Term Loan (d)(o)
08/08/19	5.500%	475,000	475,000
FREIF North American Power I LLC (d)(o)
Tranche B Term Loan
03/29/19	6.000%	215,252	215,790
Tranche C Term Loan
03/29/19	6.000%	33,951	34,035
GenOn Energy/Americas, Inc. Term Loan (d)(o)
12/04/17	6.000%	918,706	925,881
LSP Madison Funding LLC Term Loan (d)(o)
06/28/19	5.500%	250,000	250,312
NRG Energy, Inc. Term Loan (d)(o)
07/01/18	4.000%	643,500	644,156
TPF Generation Holdings LLC 1st Lien Synthetic Letter of Credit (d)(o)
12/15/13	2.461%	84,723	84,194
Texas Competitive Electric Holdings Co. LLC Term Loan (d)(o)
10/10/14	3.769%	1,345,944	985,420
Total			5,039,265
Entertainment 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (d)(o)
04/22/16	7.500%	842,328	846,539
Alpha Topco Ltd. Tranche B Term Loan (d)(o)
04/28/17	5.750%	997,500	1,002,687
Six Flags Theme Parks, Inc. Tranche B Term Loan (d)(o)
12/20/18	4.250%	275,000	275,644
Zuffa LLC Term Loan (d)(o)
06/19/15	7.500%	698,222	698,662
Total			2,823,532

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Environmental 0.1%
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (d)(o)
07/29/14	8.000%	$1,386,588	$1,365,789
Synagro Technologies, Inc. 1st Lien Term Loan (d)(o)
04/02/14	2.240%	175,324	155,491
WCA Waste Corp. Term Loan (d)(o)
03/23/18	5.500%	199,500	199,999
Total			1,721,279
Food and Beverage 0.2%
Candy Intermediate Holdings, Inc. Term Loan (d)(o)
06/18/18	7.500%	1,254,000	1,258,076
Del Monte Foods Co. Term Loan (d)(o)
03/08/18	4.500%	767,007	756,653
Dole Food Co., Inc. Tranche B2 Term Loan (d)(o)
07/08/18	5.038%	304,165	304,545
Earthbound Holdings III LLC Term Loan (d)(o)
12/21/16	5.750%	837,251	833,593
JBS U.S.A. LLC Term Loan (d)(o)
05/25/18	4.250%	173,250	170,218
Pierre Foods, Inc. 1st Lien Term Loan (d)(o)
09/30/16	7.000%	860,365	864,236
Pinnacle Foods Finance LLC Tranche F Term Loan (d)(h)(o)
10/17/18	4.750%	225,000	223,688
Solvest Ltd. Tranche C2 Term Loan (d)(o)
07/08/18	5.023%	544,296	544,976
U.S. Foods, Inc. Term Loan (d)(o)
07/03/14	2.740%	738,342	720,902
Windsor Quality Food Co. Ltd. Tranche B Term Loan (d)(f)(o)
02/16/17	5.000%	715,875	701,558
Total			6,378,445
Gaming 0.1%
Affinity Gaming LLC Term Loan (d)(o)
11/09/17	5.500%	224,437	223,876

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan (d)(o)
01/28/15	3.236%	$800,000	$758,664
Caesars Octavius LLC Tranche B Term Loan (d)(o)
04/25/17	9.250%	725,000	709,688
Cannery Casino Resorts LLC 2nd Lien Term Loan (d)(o)
05/18/14	4.482%	25,000	23,250
Golden Nugget, Inc. 2nd Lien Term Loan (d)(o)
11/02/14	3.490%	50,000	43,938
Las Vegas Sands LLC (d)(o)
Tranche B Term Loan
11/23/16	2.840%	187,952	184,828
Tranche I Delayed Draw Term Loan
11/23/16	2.840%	23,625	23,232
Pinnacle Entertainment, Inc. Tranche A Term Loan (d)(o)
03/19/19	4.000%	598,500	596,633
ROC Finance LLC Tranche B Term Loan (d)(o)
08/19/17	8.500%	175,000	177,625
Rock Ohio Caesars LLC Term Loan (d)(h)(o)
08/19/17	8.500%	73,333	74,433
Rock Ohio Caesars LlC Delayed Draw Term Loan (d)(h)(o)
08/19/17	8.500%	26,667	27,067
Stockbridge/SBE Holdings Tranche B Term Loan (d)(o)
05/02/17	13.000%	300,000	298,500
Twin River Worldwide Holdings, Inc. Term Loan (d)(o)
11/05/15	8.500%	365,795	366,940
Total			3,508,674
Gas Pipelines —%
Energy Transfer Equity LP Term Loan (d)(o)
03/24/17	3.750%	200,000	197,572
Health Care 0.2%
Alere, Inc. Tranche B Term Loan (d)(o)
06/30/17	4.750%	198,500	198,045
Ardent Medical Services, Inc. Term Loan (d)(o)
09/15/15	6.500%	193,350	193,834

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Bausch & Lomb, Inc. (d)(o)
Term Loan
05/17/19	5.250%	$425,000	$426,415
Bausch & Lomb, Inc. (d)(o)(p)
Delayed Draw Term Loan
09/30/15	3.344%	225,000	224,788
Community Health Systems, Inc. (d)(o)
Term Loan
07/25/14	2.623%	8,802	8,780
01/25/17	3.924%	1,049,790	1,050,536
ConvaTec, Inc. Term Loan (d)(o)
12/22/16	5.750%	653,402	654,630
DaVita, Inc. Tranche B Term Loan (d)(o)
10/20/16	4.500%	664,875	666,537
Health Management Associates, Inc. Tranche B Term Loan (d)(o)
11/16/18	4.500%	248,750	249,310
IASIS Healthcare LLC Tranche B Term Loan (d)(o)
05/03/18	5.000%	298,489	293,764
Onex Carestream Finance LP Term Loan (d)(o)
02/25/17	5.000%	691,011	673,086
Quintiles Transnational Corp. Tranche B Term Loan (d)(o)
06/08/18	5.000%	965,250	967,065
Select Medical Corp. (d)(h)(o)
Tranche B Term Loan
06/01/18	5.500%	75,000	73,875
Select Medical Corp. (d)(o)
Tranche B Term Loan
06/01/18	5.500%	272,250	268,166
inVentiv Health, Inc. Term Loan (d)(o)
08/04/16	6.500%	542,508	504,804
Total			6,453,635
Integrated Energy —%
Gibson Energy ULC Tranche B Term Loan (d)(o)
06/15/18	4.750%	242,040	242,948
Life Insurance —%
CNO Financial Group, Inc. Tranche B1 Term Loan (d)(o)
09/30/16	6.250%	417,694	418,651

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable 0.1%
Cequel Communications LLC Term Loan (d)(o)
02/14/19	4.000%	$448,875	$447,941
MCC Iowa LLC Tranche F Term Loan (d)(o)
10/23/17	4.500%	689,447	680,540
Mediacom Illinois LLC Tranche E Term Loan (d)(o)
10/23/17	4.500%	911,055	897,389
Newsday LLC Term Loan (d)(o)
08/01/13	6.705%	25,000	25,031
Revolution Studios Distribution Co. LLC Tranche B Term Loan (d)(f)(o)
12/21/14	3.990%	211,204	168,435
San Juan Cable LLC Tranche B 1st Lien Term Loan (d)(o)
06/09/17	6.000%	148,500	147,943
WaveDivision Holdings LLC Term Loan (d)(h)(o)
09/28/19	5.500%	350,000	351,306
WideOpenWest Finance LLC Term Loan (d)(o)
07/17/18	6.250%	575,000	574,643
Total			3,293,228
Media Non-Cable 0.4%
AMC Networks, Inc. Tranche B Term Loan (d)(o)
12/31/18	4.000%	198,000	197,877
Cengage Learning Acquisitions, Inc. Term Loan (d)(o)
07/03/14	2.490%	536,068	493,521
Clear Channel Communications, Inc. Tranche B Term Loan (d)(o)
01/29/16	3.882%	1,360,974	1,053,911
Cumulus Media Holdings, Inc. (d)(o)
1st Lien Term Loan
09/17/18	5.750%	547,094	548,008
2nd Lien Term Loan
09/16/19	7.500%	725,000	726,812
Emmis Operating Co. Tranche B Term Loan (d)(o)
11/01/13	4.461%	206,581	202,449
Encompass Digital Media, Inc. Tranche B Term Loan (d)(o)
08/10/17	8.000%	997,500	999,994

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
GateHouse Media Operating, Inc. Term Loan (d)(o)
08/28/14	2.490%	$689,244	$212,287
Granite Broadcasting Tranche B 1st Lien Term Loan (d)(o)
05/23/18	8.500%	525,000	521,063
Gray Television, Inc Tranche B Term Loan (d)(o)
12/31/14	3.750%	910,696	905,760
Hubbard Radio LLC 1st Lien Term Loan (d)(o)
04/28/17	5.250%	306,895	307,279
Intelsat Jackson Holdings SA (d)(o)
Term Loan
02/01/14	2.736%	500,000	491,665
02/01/14	3.239%	125,000	123,021
Tranche B Term Loan
04/02/18	5.250%	496,231	497,844
LIN Television Corp. Tranche B Term Loan (d)(o)
12/21/18	5.000%	174,125	175,105
MediaNews Group, Inc. Term Loan (d)(o)
03/19/14	8.500%	25,061	24,267
NextMedia Operating, Inc. Term Loan (d)(o)
05/27/16	8.250%	925,970	897,617
Penton Media, Inc. 1st Lien Term Loan (d)(o)
08/01/14	5.000%	486,580	373,246
Radio One, Inc. Term Loan (d)(o)
03/31/16	7.500%	736,749	736,749
Tribune Co. (d)(n)(o)
Tranche B Term Loan
06/04/14	5.250%	98,750	74,114
Tranche X Term Loan
09/29/14	5.000%	17,067	12,727
Univision Communications, Inc. 1st Lien Term Loan (d)(o)
03/31/17	4.482%	1,069,464	1,033,872
Van Wagner Communications LLC Term Loan (d)(o)
08/03/18	8.250%	400,000	403,668
Total			11,012,856
Metals —%
Novelis, Inc. Tranche B2 Term Loan (d)(o)
03/10/17	4.000%	446,625	443,499

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Non-Captive Consumer —%
Springleaf Financial Funding Co. Term Loan (d)(o)
05/10/17	5.500%	$800,000	$772,600
Non-Captive Diversified —%
iStar Financial, Inc. Tranche A2 Term Loan (d)(o)
06/30/14	7.000%	675,000	675,635
Oil Field Services —%
Frac Tech Services Term Loan (d)(o)
05/06/16	6.250%	796,845	700,426
Other Financial Institutions —%
Alix Partners LLP Tranche B2 1st Lien Term Loan (d)(o)
06/28/19	6.500%	350,000	349,850
Other Industry 0.1%
ATI Acquisition Co. Tranche B Term Loan (d)(f)(n)(o)
12/30/14	6.500%	89,506	4,475
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (d)(o)
12/18/17	5.250%	172,375	172,213
Harland Clarke Holdings Corp. Tranche B1 Term Loan (d)(o)
06/30/14	2.765%	563,414	504,255
On Assignment, Inc. Tranche B Term Loan (d)(o)
05/15/19	5.000%	263,011	261,533
Sensus U.S.A., Inc. 2nd Lien Term Loan (d)(o)
05/09/18	8.500%	725,000	719,563
Total			1,662,039
Packaging 0.1%
Berry Plastics Holding Corp. Tranche C Term Loan (d)(o)
04/03/15	2.232%	855,346	845,860
Reynolds Group Holdings, Inc. (d)(o)
Tranche B Term Loan
02/09/18	6.500%	512,831	515,780

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Tranche C Term Loan
08/09/18	6.500%	$441,808	$447,388
Total			1,809,028
Paper —%
NewPage Corp. Debtor In Possession Term Loan (d)(o)(q)
03/08/13	8.000%	325,000	328,049
Pharmaceuticals 0.1%
Endo Pharmaceuticals Holdings, Inc. (d)(o)
Tranche A Term Loan
06/17/16	2.250%	240,625	239,078
Tranche B Term Loan
06/17/18	4.000%	71,518	71,607
Grifols, Inc. Tranche B Term Loan (d)(o)
06/01/17	4.500%	620,583	622,129
Pharmaceutical Product Development, Inc. Term Loan (d)(o)
12/05/18	6.250%	174,125	176,047
RPI Finance Trust Term Loan (d)(o)
05/09/18	4.000%	897,733	898,299
Valeant Pharmaceuticals International, Inc. (d)(o)
Tranche B Term Loan
02/13/19	4.750%	224,438	224,958
02/13/19	4.750%	150,000	150,348
Total			2,382,466
Property & Casualty —%
Asurion LLC 2nd Lien Term Loan (d)(o)
05/24/19	9.000%	445,860	461,019
HUB International Ltd. Term Loan (d)(o)
06/13/17	4.732%	249,375	248,263
Total			709,282
REITs —%
CB Richard Ellis Services, Inc. Tranche C Term Loan (d)(o)
03/04/18	3.482%	272,250	270,720
Retailers 0.4%
Academy Ltd. Term Loan (d)(o)
08/03/18	6.000%	797,122	799,912

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (d)(o)
09/28/18	5.250%	$795,057	$797,792
Bass Pro Group LLC Term Loan (d)(o)
06/13/17	5.250%	629,761	634,220
Blue Buffalo Co., Ltd. Term Loan (d)(o)
08/08/19	6.500%	250,000	246,875
Claire’s Stores, Inc. Tranche B Term Loan (d)(o)
05/29/14	3.046%	789,034	774,130
David’s Bridal, Inc. Term Loan (d)(o)
01/31/14	2.232%	435,405	434,499
General Nutrition Centers, Inc. Tranche B Term Loan (d)(o)
03/02/18	4.250%	1,025,000	1,023,555
J. Crew Group, Inc. Term Loan (d)(o)
03/07/18	4.750%	913,438	912,296
Jo-Ann Stores, Inc. Term Loan (d)(o)
03/16/18	4.750%	991,074	990,251
Leslie’s Poolmart, Inc. Tranche B Term Loan (d)(o)
11/21/16	4.500%	198,990	198,741
Neiman Marcus Group, Inc. (The) Term Loan (d)(o)
05/16/18	4.750%	1,000,000	1,000,000
Orchard Supply Hardware LLC Tranche B1 Term Loan (d)(o)
12/21/13	5.000%	850,365	505,967
Pantry, Inc. (The) Term Loan (d)(o)
08/03/19	5.750%	325,000	325,894
Party City Holdings, Inc. Term Loan (d)(o)
07/27/19	5.750%	350,000	351,603
Pep Boys-Manny, Moe & Jack (The) Term Loan (d)(o)
10/27/13	2.330%	554,931	552,389
PetCo Animal Supplies, Inc. Term Loan (d)(o)
11/24/17	4.500%	627,500	627,895
Rite Aid Corp. Tranche 2 Term Loan (d)(o)
06/04/14	1.994%	896,681	884,917

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Toys ‘R’ Us-Delaware, Inc. Term Loan (d)(o)
09/01/16	6.000%	$641,834	$630,204
Total			11,691,140
Technology 0.3%
Aeroflex, Inc. Tranche B Term Loan (d)(o)
05/09/18	5.750%	192,840	189,466
CommScope, Inc. Tranche 1 Term Loan (d)(o)
01/14/18	4.250%	570,424	570,219
Edwards (Cayman Islands II) Ltd. (d)(o)
1st Lien Term Loan
05/31/16	5.500%	214,953	214,254
05/31/16	5.500%	387,885	386,624
First Data Corp. (d)(o)
Term Loan
03/26/18	4.237%	848,315	800,954
Tranche B1 Term Loan
09/24/14	2.987%	51,804	51,062
Freescale Semiconductor, Inc. Tranche B1 Term Loan (d)(o)
12/01/16	4.496%	922,198	884,738
Greeneden U.S. Holdings II LLC Term Loan (d)(o)
01/31/19	6.750%	548,625	552,399
Interactive Data Corp. Tranche B Term Loan (d)(o)
02/11/18	4.500%	862,249	863,508
Kasima LLC Term Loan (d)(o)
03/31/17	5.000%	271,562	270,883
Microsemi Corp. Term Loan (d)(o)
02/02/18	4.000%	788,369	788,700
Novell, Inc. 1st Lien Term Loan (d)(o)
11/22/17	7.250%	492,000	495,385
Openlink International, Inc. Term Loan (d)(o)
10/30/17	7.750%	149,250	149,250
Rovi Solutions Corp./Guides, Inc. Tranche B2 Term Loan (d)(o)
03/29/19	4.000%	248,627	238,528
Syniverse Holdings, Inc. Term Loan (d)(o)
04/23/19	5.000%	800,000	796,504

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Trans Union LLC Term Loan (d)(o)
02/10/18	5.500%	$197,500	$198,796
Verint Systems, Inc. Term Loan (d)(o)
10/27/17	4.500%	197,500	196,759
Total			7,648,029
Textile —%
Levi Strauss & Co. Term Loan (d)(o)
04/04/14	2.496%	600,000	592,002
Springs Window Fashions LLC Tranche B Term Loan (d)(o)
05/31/17	6.000%	185,715	180,453
Total			772,455
Transportation Services —%
Avis Budget Car Rental LLC Tranche C Term Loan (d)(o)
03/15/19	4.250%	374,063	373,688
Hertz Corp. (The) Letter of Credit (d)(o)
03/11/18	3.750%	500,000	477,500
Total			851,188
Wireless 0.1%
Instant Web, Inc. (d)(o)
Delayed Draw Term Loan
08/07/14	3.609%	25,223	19,380
Term Loan
08/07/14	3.609%	241,966	185,910
MetroPCS Wireless, Inc. Tranche B3 Term Loan (d)(o)
03/19/18	4.000%	690,502	688,037
Telesat Canada Tranche B Term Loan (d)(o)
03/28/19	4.250%	575,000	573,654
nTelos, Inc. Tranche B Term Loan (d)(o)
08/07/15	4.000%	305,175	303,191
Total			1,770,172
Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan (d)(o)
10/21/16	5.500%	891,710	784,705

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
Integra Telecom Holdings, Inc. Term Loan (d)(o)
04/15/15	9.250%	$196,000	$193,060
Level 3 Financing, Inc. Tranche B Term Loan (d)(o)
09/01/18	5.750%	350,000	350,924
Windstream Corp. Tranche B3 Term Loan (d)(o)
08/08/19	4.000%	625,000	625,194
Total			1,953,883
Total Senior Loans (Cost: $101,003,388)			$99,706,308

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Delphi Automotive PLC (r)	1,315	$39,831
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc. (r)	5,526	67,177
Media —%
Media News Group (r)	2,495	36,801
TOTAL CONSUMER DISCRETIONARY		143,809
INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc. (r)	315	2,835
TOTAL INFORMATION TECHNOLOGY		2,835
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A (b)	3,806	185,885
Metals & Mining —%
Aleris International, Inc.	3,583	173,776
TOTAL MATERIALS		359,661

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (r)	478	$8,207
Total Common Stocks (Cost: $510,039)		$514,512

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (r)	3,895	111,007
Total Warrants (Cost: $157,632)		$111,007

Issuer	Coupon Rate	Principal Amount		Value

Treasury Bills 0.1%
Australia 0.1%
Australia Treasury Bills
10/26/12	3.400%	AUD	3,100,000	$3,185,152
Total Treasury Bills (Cost: $3,261,336)				$3,185,152

		Shares		Value

Money Market Funds 10.1%
Columbia Short-Term Cash Fund, 0.164% (s)(t)		274,032,584		$274,032,584
Total Money Market Funds (Cost: $274,032,584)				$274,032,584

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 15.0%
Asset-Backed Commercial Paper 3.0%
Atlantis One
10/11/12	0.541%	$3,989,020	$3,989,020
12/03/12	0.350%	4,993,972	4,993,972
Barton Capital Corporation
09/04/12	0.200%	4,999,778	4,999,778
Cancara Asset Securitisation LLC
09/04/12	0.250%	4,998,819	4,998,819
09/10/12	0.240%	4,998,867	4,998,867
Kells Funding LLC
10/12/12	0.612%	3,987,597	3,987,597

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
10/12/12	0.612%	$4,984,581	$4,984,581
10/19/12	0.300%	2,998,500	2,998,500
11/01/12	0.360%	4,995,400	4,995,400
Manhattan Asset Funding Co. LLC
09/20/12	0.210%	1,999,673	1,999,673
Royal Park Investments Funding Corp.
09/25/12	0.650%	11,993,067	11,993,067
Salisbury Receivables Co. LLC
10/17/12	0.310%	4,996,297	4,996,297
11/15/12	0.310%	4,996,254	4,996,254
Sheffield Receivable Corp.
10/09/12	0.320%	9,992,711	9,992,711
11/05/12	0.310%	4,995,910	4,995,910
Total			79,920,446
Certificates of Deposit 7.9%
ABM AMRO Bank N.V.
09/21/12	0.560%	3,994,284	3,994,284
Australia and New Zealand Banking Group Ltd.
11/16/12	0.620%	5,000,000	5,000,000
Barclays Bank PLC
10/26/12	0.310%	10,000,000	10,000,000
Credit Suisse
10/09/12	0.500%	5,000,000	5,000,000
11/08/12	0.403%	10,000,000	10,000,000
DZ Bank AG
10/29/12	0.380%	10,000,000	10,000,000
11/23/12	0.360%	4,995,404	4,995,404
Deutsche Bank AG
09/14/12	0.750%	8,000,000	8,000,000
11/02/12	0.736%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
09/20/12	0.250%	5,000,000	5,000,000
09/24/12	0.250%	5,000,000	5,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
09/04/12	0.250%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	8,000,000	8,000,000
Mizuho Corporate Bank Ltd.
10/25/12	0.340%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
10/04/12	0.240%	5,000,000	5,000,000
National Bank of Canada
11/09/12	0.301%	5,000,000	5,000,000
Natixis
09/06/12	0.210%	10,000,000	10,000,000
Norinchukin Bank

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
10/31/12	0.560%	$5,000,000	$5,000,000
11/09/12	0.520%	10,000,000	10,000,000
11/21/12	0.370%	5,000,000	5,000,000
Rabobank
09/17/12	0.310%	10,021,007	10,021,007
10/26/12	0.515%	10,000,000	10,000,000
Standard Chartered Bank PLC
10/05/12	0.315%	10,000,121	10,000,121
Sumitomo Mitsui Banking Corp.
10/11/12	0.500%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.486%	10,000,000	10,000,000
Svenska Handelsbanken
09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland
10/23/12	0.330%	15,000,000	15,000,000
Total			215,010,816
Commercial Paper 2.0%
Bank of New Zealand
11/02/12	0.366%	10,000,000	10,000,000
Caisse des Depots
10/05/12	0.562%	4,985,767	4,985,767
Credit Suisse
09/10/12	0.340%	4,995,750	4,995,750
DnB NOR
10/10/12	0.511%	4,987,037	4,987,037
Erste Abwicklungsanstalt
09/07/12	0.471%	4,991,971	4,991,971
Macquarie Bank Ltd.
10/19/12	0.980%	10,000,000	10,000,000
PB Capital Corp.
09/10/12	0.751%	4,993,646	4,993,646
Societe Generale
09/05/12	0.230%	4,999,776	4,999,776
Suncorp Metway Ltd.
09/25/12	0.450%	4,996,000	4,996,000
Total			54,949,947
Other Short-Term Obligations 0.2%
General Electric Capital Corp.
11/01/12	0.290%	5,003,631	5,003,631

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 1.9%
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $3,000,070 (u)
	0.210%	$3,000,000	$3,000,000
Credit Suisse Securities (USA) LLC (u)
dated 08/28/12, matures 09/04/12,
repurchase price $5,000,136
	0.140%	5,000,000	5,000,000
dated 08/31/12, matures 09/04/12,
repurchase price $6,107,245
	0.150%	6,107,143	6,107,143
Deutsche Bank AG dated 08/31/12, matures 09/04/12, repurchase price $10,000,222 (u)
	0.200%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $10,000,267 (u)
	0.240%	$10,000,000	$10,000,000
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $6,000,160 (u)
	0.240%	6,000,000	6,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $10,000,256 (u)
	0.230%	10,000,000	10,000,000
Total			50,107,143
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $404,991,983)			$404,991,983
Total Investments
(Cost: $3,106,330,031) (v)			$3,270,303,718(w)
Other Assets & Liabilities, Net			(566,459,568)
Net Assets			$2,703,844,150

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2012

	Number of Contracts	Notional
	Long	Market	Expiration	Unrealized	Unrealized
Contract Description	(Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	277	41,939,531	December 2012	285,241	—
U.S. Treasury Note, 2-year	172	37,939,438	December 2012	8,024	—
U.S. Treasury Note, 5-year	504	62,830,686	December 2012	255,554	—
U.S. Treasury Note, 10-year	(1,183)	(158,189,281)	December 2012	—	(1,267,951)
U.S. Treasury Ultra Bond, 30-year	14	2,366,000	December 2012	6,118	—
Total				554,937	(1,267,951)

Credit Default Swap Contracts Outstanding August 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470	10,000,000	(162,965)	(67,375)	—	(230,340)
Total							—	(230,340)

Forward Foreign Currency Exchange Contracts Open at August 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	September 14, 2012	10,704,592 (USD)	840,000,000 (JPY)	24,791	—
UBS Securities	September 20, 2012	6,100,000 (NZD)	4,911,964 (USD)	16,073	—
State Street Bank & Trust Company	September 25, 2012	8,628,000 (EUR)	10,636,685 (USD)	—	(217,798)
J.P. Morgan Securities, Inc.	September 25, 2012	18,500,000 (PLN)	5,574,808 (USD)	6,461	—
J.P. Morgan Securities, Inc.	September 25, 2012	5,000,000 (PLN)	1,496,558 (USD)	—	(8,401)
Goldman, Sachs & Co.	September 26, 2012	26,985,000 (EUR)	33,783,091 (USD)	—	(165,814)
UBS Securities	September 26, 2012	12,813,000 (GBP)	20,240,954 (USD)	—	(102,553)
Citigroup Global Markets Inc.	September 26, 2012	89,054,000 (SEK)	13,491,392 (USD)	54,996	—
Morgan Stanley	September 26, 2012	33,688,072 (USD)	32,530,000 (AUD)	—	(145,061)
State Street Bank & Trust Company	September 26, 2012	13,494,322 (USD)	13,368,000 (CAD)	61,055	—
HSBC Securities (USA), Inc.	September 26, 2012	20,207,204 (USD)	25,023,000 (NZD)	—	(131,573)
Total				163,376	(771,200)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	At August 31, 2012, security was partially or fully on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $552,675,559 or 20.44% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2012.
(e)	Negligible market value.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $2,569,692, representing 0.10% of net assets.  Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Aleris International, Inc.
Senior Unsecured
06/01/20 6.000%	06-29-10	—
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 6.500%	12-23-09 thru 07-23-12	77,366
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/11 13.000%	10-04-04	2,820,000
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12/21/14 3.990%	10-15-08	189,638
Six Flags, Inc.
06/01/14 9.625%	05-07-10	—
Windsor Quality Food Co., Ltd.
Tranche B Term Loan
02/16/17 5.000%	02-14-11	708,716

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $3,224, which represents less than 0.01% of net assets.

(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)

At August 31, 2012, investments in securities included securities valued at $6,279,568 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Zero coupon bond.
(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At August 31, 2012, the value of these securities amounted to $1,692,000 or 0.06% of net assets.

(n)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2012, the value of these securities amounted to $1,783,316, which represents 0.07% of net assets.

(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)

At August 31, 2012, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Bausch & Lomb, Inc.
Delayed Draw Term Loan	84,375

(q)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(r)	Non-income producing.
(s)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(t)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	194,567,321	269,497,035	(190,031,772)	—	274,032,584	79,503	274,032,584

(u)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	981,254
Fannie Mae-Aces	336,727
Freddie Mac REMICS	1,307,933
Government National Mortgage Association	434,086
Total Market Value of Collateral Securities	3,060,000

Credit Suisse Securities (USA) LLC (0.140%)

Security Description	Value ($)
United States Treasury Bill	106,335
United States Treasury Inflation Indexed Bonds	227,289
United States Treasury Note/Bond	4,766,454
Total Market Value of Collateral Securities	5,100,078

Credit Suisse Securities (USA) LLC (0.150%)

Security Description	Value ($)
United States Treasury Note/Bond	6,229,290
Total Market Value of Collateral Securities	6,229,290

Deutsche Bank AG (0.200%)

Security Description	Value ($)
Federal National Mortgage Association	10,200,003
Total Market Value of Collateral Securities	10,200,003

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value ($)
Freddie Mac REMICS	234,803
Ginnie Mae I Pool	8,258,260
Ginnie Mae II Pool	228,241
Government National Mortgage Association	1,478,696
Total Market Value of Collateral Securities	10,200,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	721,034
Fannie Mae REMICS	1,877,406
Freddie Mac Non Gold Pool	204,449
Freddie Mac Reference REMIC	51
Freddie Mac REMICS	1,088,673
Ginnie Mae I Pool	5,700
Ginnie Mae II Pool	65,646
Government National Mortgage Association	2,157,204
Total Market Value of Collateral Securities	6,120,163

Nomura Securities (0.230%)

Security Description	Value ($)
Fannie Mae Pool	7,002,669
Freddie Mac Gold Pool	3,197,331
Total Market Value of Collateral Securities	10,200,000

(v)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $3,106,330,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$179,664,000
Unrealized Depreciation	(15,690,000)
Net Unrealized Appreciation	$163,974,000

(w)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	31,741,120	834,769	32,575,889
Metals	—	41,423,782	3,224	41,427,006
All other industries	—	1,112,581,038	—	1,112,581,038
Residential Mortgage-Backed Securities - Agency	—	379,364,050	—	379,364,050
Residential Mortgage-Backed Securities - Non-Agency	—	39,150,264	15,143,301	54,293,565
Commercial Mortgage-Backed Securities - Non-Agency	—	79,879,107	—	79,879,107
Asset-Backed Securities - Non-Agency	—	1,478,908	—	1,478,908
Inflation-Indexed Bonds	—	58,451,988	—	58,451,988
U.S. Treasury Obligations	127,788,629	5,986,949	—	133,775,578
Foreign Government Obligations	—	590,212,358	2,030,685	592,243,043
Municipal Bonds	—	1,692,000	—	1,692,000
Total Bonds	127,788,629	2,341,961,564	18,011,979	2,487,762,172

Senior Loans
Aerospace & Defense	—	—	185,625	185,625
Chemicals	—	4,659,034	315,075	4,974,109
Electric	—	4,789,440	249,825	5,039,265
Food and Beverage		6,208,227	170,218	6,378,445
Gaming	—	3,284,798	223,876	3,508,674
Media Non-Cable	—	9,491,799	1,521,057	11,012,856
Other Industry	—	1,657,564	4,475	1,662,039
Retailers		11,492,399	198,741	11,691,140
Technology	—	7,227,896	420,133	7,648,029
All other industries	—	47,606,126	—	47,606,126
Total Senior Loans	—	96,417,283	3,289,025	99,706,308

Equity Securities
Common Stocks
Consumer Discretionary	39,831	103,978	—	143,809
Information Technology	—	—	2,835	2,835
Materials	185,885	—	173,776	359,661
Telecommunication Services	8,207	—	—	8,207
Warrants
Energy	—	111,007	—	111,007
Total Equity Securities	233,923	214,985	176,611	625,519

Other
Treasury Bills	—	3,185,152	—	3,185,152
Money Market Funds	274,032,584	—	—	274,032,584
Investments of Cash Collateral Received for Securities on Loan	—	404,991,983	—	404,991,983
Total Other	274,032,584	408,177,135	—	682,209,719

Investments in Securities	402,055,136	2,846,770,967	21,477,615	3,270,303,718
Derivatives
Assets
Futures Contracts	554,937	—	—	554,937
Forward Foreign Currency Exchange Contracts	—	163,376	—	163,376
Liabilities
Futures Contracts	(1,267,951)	—	—	(1,267,951)
Forward Foreign Currency Exchange Contracts	—	(771,200)	—	(771,200)
Swap Contracts	—	(230,340)	—	(230,340)
Total	401,342,122	2,845,932,803	21,477,615	3,268,752,540

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Residential Mortgage Backed Securities, Corporate Bonds, Senior Loans, Common Stock and Foreign Government Obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Corporate Bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks (S)	Warrants($)	Total ($)
Balance as of May 31, 2012	769,906	16,349,555	1,919,109	5,264,663	214,693	466	24,518,392
Accrued discounts/premiums	180	—	14,004	1,768	—	—	15,952
Realized gain (loss)	—	4,212	—	4,890	(5,287)	—	3,815
Change in unrealized appreciation (depreciation)(a)	67,907	2,405	97,572	14,084	4,006	—	185,974
Sales	—	(1,212,871)	—	(398,877)	—	(466)	(1,612,214)
Purchases	—	—	—	117	—	—	117
Transfers into Level 3	—	—	—	594,658	—	—	594,658
Transfers out of Level 3	—	—	—	(2,192,278)	(36,801)	—	(2,229,079)
Balance as of August 31, 2012	837,993	15,143,301	2,030,685	3,289,025	176,611	—	21,477,615

(a)Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $184,980, which is comprised of Corporate Bonds & Notes of $67,907, Residential Mortgage-Backed Securities - Non-Agency of $2,432, Foreign Government Obligations of $97,572, Senior Loans of $17,425 and Common Stocks of $(356).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2012